File Nos. 2-24256
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 86
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940
Amendment No. 90

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715

(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	On May 1, 2008 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Variable Deferred Annuity
Contracts

Horace Mann Life Insurance Company
Separate Account

May 1, 2008

Variable Deferred Annuity Contracts Issued by Horace Mann Life
Insurance Company Separate Account Single Premium Contracts for Individuals
Flexible Premium Contracts for Individuals

This prospectus offers Variable annuity Contracts to individuals. These Contracts were issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts or as single premium Contracts. Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(5)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)(5)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan U.S. Large Cap Core Equity Portfolio(4)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VIP Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)(5)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(2)(5)(6)
Ariel Fund®(2)(5)
Wells Fargo Advantage VT Opportunity Fundsm(3)
Mid Core
Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares(4)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(5)
Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(4)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(3)
Wilshire Small Company Value Portfolio (Investment Class)(5)
Small Core
Credit Suisse Trust Small Cap Core I Portfolio(3)
Dreyfus Small Cap Stock Index Portfolio (Available September 1, 2008)
Goldman Sachs VIT Structured Small Cap Equity Fund(6)
Neuberger Berman Genesis Fund — Advisor Class(5)
T. Rowe Price Small-Cap Stock Fund — Advisor Class(3)
Small Growth
AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(4)(5)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Cohen & Steers VIF Realty Fund, Inc.
Phoenix — Duff and Phelps Real Estate Securities Series (Available September 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

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(1)	For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	These Subaccounts are not available as investment options in a 457(b) Contract.

(3)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(4)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(5)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(6)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccount, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2008. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (“FAX”) transmission to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2008.

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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax, outstanding loan and applicable withdrawal charge.

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be substantially equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual deferred Variable annuity contracts this prospectus offers.

Contract Owner (You, Your): The individual to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

Finra — The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

In addition, Qualified Plans often place certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA”); IRC Section 408A Roth IRA(“Roth IRA”); IRC Section 408(p) simple retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

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Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined, except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.

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Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund’s Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account”?

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds and are no longer sold. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.

The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in no more than 24 Subaccounts at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

(a)	Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:
Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(5)

Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)(5)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan U.S. Large Cap Core Equity Portfolio(4)
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)(5)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(2)(5)(6)
Ariel Fund®(2)(5)
Wells Fargo Advantage VT Opportunity Fundsm(3)

Mid Core
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares(4)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(5)

Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(4)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

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Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(3)
Wilshire Small Company Value Portfolio (Investment Class)(5)

Small Core
Credit Suisse Trust Small Cap Core I Portfolio(3)
Dreyfus Small Cap Stock Index Portfolio (Available September 1, 2008)
Goldman Sachs VIT Structured Small Cap Equity Fund(6)
Neuberger Berman Genesis Fund — Advisor Class
T. Rowe Price Small-Cap Stock Fund — Advisor Class(3)

Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(4)(5)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Cohen & Steers VIF Realty Fund, Inc.
Phoenix — Duff and Phelps Real Estate Securities Series (Available September 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	These Subaccounts are not available as investment options in a 457(b) Contract.

(3)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(4)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(5)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(6)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)

When can I transfer between accounts?

At any time before the Contract’s Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Maturity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.”

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What are the charges or deductions?

Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. See the “Individual Product Information” section for the annual maintenance fee of Your product.

We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b) or 457(b) Contracts except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Income Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

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Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables.

Contract Owner Transaction Expenses:(1)

	Annuity Alternatives	Annuity	Annuity
	(IC-408000 &	Alternatives 2	Alternatives 2
	IC-410000)	(IC-437000)	(IC-438000)

Surrender Fees(2)(as a percentage of amount surrendered, if applicable)	8%	8%	8%

(1)	Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The surrender fees decline to zero over time, according to the following schedules.

	Annuity Alternatives	Annuity Alternatives 2
Contract Year	(IC-408000 & IC-410000)	(IC-437000 and IC-438000)

1	8	8
2	8	7
3	6	6
4	4	4
5	2	2
6	0	0
7	0	0
8	0	0
9	0	0

We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See “Surrender or Withdrawal Before Commencement of Annuity Period.”

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

	Annuity Alternatives	Annuity	Annuity
	(IC-408000 &	Alternatives 2	Alternatives 2
	IC-410000)	(IC-437000)	(IC-438000)

Annual Contract Fee(1)	$25	$25	$25
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	1.25%	1.25%
Total Separate Account Annual Expenses	1.25%	1.25%	1.25%

(1)	The annual contract fee is waived if the Contract value equals or exceeds $10,000.

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2007. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest

(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)%		%

(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. These numbers do not include any Underlying Fund fee or expense waivers.

The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund and the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of

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the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2007, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Annuity Alternatives (IC-408000 & IC-410000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

Annuity Alternatives 2 (IC-437000 and IC-438000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

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Horace Mann Life Insurance Company,
The Fixed Account,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at www.horacemann.com in the “Annuities” link.

Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Variable Insurance Trust 2010 Conservative Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2010 Moderate Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Variable Insurance Trust 2010 Aggressive Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2015 Moderate Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 Moderate Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 Moderate Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2045 Moderate Fund(6)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	Invests primarily in equity securities issued by companies with market capitalizations of at least $10 billion. Davis conducts extensive research to try to identify businesses that possess characteristics Davis believes foster the creation of long-term value. Davis aims to invest in such businesses when they are trading at a discount to their intrinsic worth. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	To invest at least 80% of the fund’s net asset in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends, with favorable prospects for both increasing dividends and capital appreciation. The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates.

Wilshire Large Company Value Portfolio (Investment Class)(5)	Long-term capital growth	Large value	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value segment of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Dow Jones Wilshire 5000 Index Portfolio (Invest Class)(1)(5)	Capital growth	Large core	Seeks to replicate as closely as possible, before expenses, the performance of the Wilshire 5000 Index. The fund invests primarily in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/Capital growth	Large core	Invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital growth. The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The fund seeks to provide investment results that correspond to the total return performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan U.S. Large Cap Core Equity Portfolio(4)	Long-term capital growth	Large core	The portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investment of large-cap U.S. companies. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The fund seeks long-term capital growth by investing primarily in equity securities. This is a moderately aggressive investment. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VIP Large Cap Growth Portfolio	Long-term capital growth	Large growth	Invests primarily in equity securities of U.S. companies. The Portfolio focuses on a relatively small number of intensively research companies. AllianceBernstein tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The fund invests primarily in various common stocks issued by companies that the advisor believes have above-average growth potential, measured by earnings or revenue. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)(5)	Long-term capital growth	Large growth	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	Invests primarily in a diversified portfolio of equity securities of small-to mid capitalization U.S. companies. For purposes of this policy “small to mid capitalization companies” are those that, at the time of investment, fall within the capitalization range between the small company on the Russell 2500 Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500 Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio’s investment policies emphasize investment in companies that are determined by AllianceBernstein to be undervalued, using the fundamental value approach of AllianceBernstein. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Fund®(2)(5)	Long-term capital growth	Small value	The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $1 billion and $5 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Fund is advised by Ariel Capital Management, LLC.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Ariel Appreciation Fund®(2)(5)(7)	Long-term capital growth	Medium value	The investment objective of the Ariel Appreciation Fund is long term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $2.5 billion and $15 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Appreciation Fund is advised by Ariel Capital Management, LLC.

Wells Fargo Advantage VT Opportunity Fundsm(3)	Long-term capital appreciation	Medium value	Invests principally in equity securities of medium-capitalization companies, defined as those within the range of market capitalizations of companies in the Russell Midcap® Index. Wells Fargo reserves the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. The Wells Fargo Advantage Opportunity Fund is advised by Wells Capital Management.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares(4)	Long-term capital growth	Medium core	Seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index (S&P 400). The Dreyfus Investment Portfolio: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	Invests at least 80% of total assets in common stocks of domestic companies with medium market capitalization. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(5)	Long-term capital growth	Medium core	Invests 80% of its assets in companies with small and medium capitalizations. The fund targets U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

The Delaware VIP Growth Opportunities Series — Service Shares	Long-term capital growth	Medium growth	The Delaware Growth Opportunities Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series’ investment. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Lord Abbett Series Fund Growth Opportunities Portfolio(4)	Capital appreciation	Medium growth	Seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies from which the fund managers expect above-average earnings growth. The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Vista Fund (IB Shares)	Capital growth	Medium growth	Invests primarily in stocks of mid-sized companies believed to offer above-average growth potential and whose earnings are likely to increase over time. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	Invests in equity securities of small-and medium-capitalization companies that we believe offer favorable opportunities for growth. Wells Fargo defines small- and medium-capitalization companies as those with market capitalization at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index. The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	Invests in small-cap companies using a disciplined value approach. The manager believes that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(3)	Long-term capital growth	Small value	To invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls within or below the range of companies in the Russell 2000 Index. The fund invests in the stocks of companies that appear under valued. The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates

Wilshire Small Company Value Portfolio (Investment Class)(5)	Long-term capital growth	Small value	Seeks to provide investment results of a portfolio with publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Credit Suisse Small Cap Core I Portfolio(3)	Long-term capital growth	Small core	Invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The fund employs a disciplined investment approach utilizing a proprietary quantitative stock selection model rather than the more traditional fundamental analysis approach. The Credit Suisse Small Cap Growth Portfolio is advised by Credit Suisse Asset Management, LLC.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Dreyfus Small Cap Stock Index Portfolio

Goldman Sachs VIT Structured Small Cap Equity Fund	Long-term capital growth	Small core	The fund seeks long-term growth of capital. The fund seeks this objective through a broadly diversified portfolio of equity investment in U.S. issuers. The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Neuberger Berman Genesis Fund — Advisor Class(5)	Capital growth	Small core	Invests mainly in common stocks of small-capitalization companies. The managers look for undervalued companies whose current product lines and balance sheets are strong. Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(3)	Long-term capital growth	Small core	To invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls (i) within or below the range of companies in the Russell 2000 Index or S&P Small-Cap 600 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 for the three preceding years. The Russell 2000 and S&P Small-Cap 600 indices are widely used benchmarks for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates.

AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio	Long-term capital growth	Small growth	The portfolio generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For these purposes “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization. Normally, the Portfolio invests in about 100-125 companies. The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	Invests primarily in stocks of small growth-oriented or emerging companies that, in the management team’s view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Small Company Growth Portfolio (Investment Class)(4)(5)	Long-term capital growth	Small growth	Invests substantially all assets in equities of small-cap, growth companies. The fund purchases stocks from the growth portion of the small-cap universe of the Wilshire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	Invests in small cap equity securities (less than $2.5 billion at the time of investment) considered to have earnings growth potential. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	Invests at least 80% of total assets in foreign securities. The fund normally invests primarily in common stocks. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	Seeks long-term capital growth primarily through diversified holding of marketable foreign equity investments. Invests in the stock of large, well-managed, non-U.S. companies. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities that the subadviser determines are socially responsible. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Cohen & Steers VIF Realty Fund, Inc.	Current income/Capital appreciation	Real estate	The Fund typically invests at least 80% of its total assets in real estate securities such as real estate investment trusts (REITs). The Cohen & Steers VIF Realty Fund is advised by Cohen & Steers Capital Management, Inc.

Phoenix — Duff and Phelps Real Estate Securities Series

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	Invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on low-quality debt securities. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	Invests in U.S. dollar-denominated investment-grade bonds. The fund invests across different market sectors and maturities. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT Income Fund	Current income	Bond	Seeks to achieve a long-term total rate of return in excess of U.S. bond market over a full-market cycle. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire VIT Short-Term Investment Fund	Current income/Preservation of capital	Bond	Seeks to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Wilshire VIT Balanced Fund(6)	Capital growth/Current income	Balanced	Seeks to realize a high, long-term total rate of return consistent with prudent investment risks. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The fund invests in high-quality, short-term securities with maturities of 13 months or less. The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates.

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	These Subaccounts are not available as investment options in a 457(b) Contract.

(3)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating purchase payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(4)	On or after May 1, 2006 Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(5)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(6)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(7)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds.  We select the Underlying Funds offered through the Group Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in

19

consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Payments We Receive.  As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

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The Contracts

Contract Owners’ Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms.

This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts, which are not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

To purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a 457(b) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

Applications for Contracts must have been sent to HMLIC’s Home Office. If an application is complete and has been received at our Home Office, We will issue a Contract. Any initial purchase payment received with a complete application is credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial purchase payment received is held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

Although We do not anticipate delays in our receipt and processing of applications or purchase payment requests, We may experience such delays to the extent agents fail to forward applications and Net Purchase Payments to our Home Office on a timely basis.

Canceling the Contract

Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to us as our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the purchase payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product.

The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences — Taxation of Qualified Plans — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Purchase Payments — All or part of Your Net Purchase Payments made may be allocated to one or more available Subaccounts. The minimum Net Purchase Payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of Net Purchase Payments will be effective on the first Valuation Date following receipt of the request at HMLIC’s Home Office.

Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

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Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;

•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC’s Home Office. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new transfers are allowed to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new transfers are allowed to the following Subaccount:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Maturity Date.

The transfers will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

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Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start in the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new dollar cost averaging programs are allowed to start to the following Subaccount:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Maturity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.

If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing our website at www.horacemann.com and looking in the “Account Access” section.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new rebalancing programs are allowed to start to the following Subaccount:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Purchase Payment Allocations — A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and

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existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, existing Contracts are not allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contracts and the Subaccounts are not designed for ’market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from 403(b) ,457(b) or 401 Contracts except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial

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withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (877) 832-3785. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC’s Home Office, or at the next computed value following receipt of a valid request at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a hardship withdrawal from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877)  832- 3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

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Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Charge — An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M & E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the “Individual Product Information” section for the M & E Fee on Your Contract.

Surrender Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. See the “Individual Product Information” section for the Surrender Charge on Your Contract.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%. Any premium taxes relating to the Contract will be deducted from the purchase payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of an Annuitant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

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Annuity Payments

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29, 30 and 31st of the month. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC’s Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See “Other Information — Forms Availability” and “Tax Consequences.”

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

Joint and Survivor Life Annuity — This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66.66%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. This option is available on a fixed payment basis only.

Income for Fixed Amount — This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.

Interest Income Payments — This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. To determine the surrender penalty rate, Contract Years are

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counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. Upon the Annuitant’s death, the beneficiary will be paid the remaining Contract value. If no beneficiary is living at the time of the Annuitant’s death, the Contract value will be paid in a lump sum to the estate of the Annuitant. This option is available on a fixed payment basis only.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract, less any deductions We may make for premium taxes. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options, these payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

Assumed Interest Rate — The assumed interest rate for this Contract is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund and Wilshire VIT Income Fund Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

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Misstatement of Age

If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Annuity Alternatives (IC-408000 or IC-410000)

Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M & E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only	5% at any time other than renewal through age 65.
The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount.
If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
1. the transfer occurred on a Scheduled Update; or
2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charges
During Contract Year	Percent Charged
1	8%
2	8%
3	6%
4	4%
5	2%
Thereafter	0%

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Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all the following occur:
a. it is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made;
c. the amount is not more than 15 percent of the then current Fixed Cash Value; and
d. the amount is not more than 15 percent of the then current Variable Cash Value; or

2.  on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

3. on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4. if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives II (IC-437000)

Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M & E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.
The early withdrawal penalty is waived on each Scheduled Update.
If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
1. the transfer occurred on a Scheduled Update; or
2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charges
During Contract Year	Percent Charged
1	8%
2	7%
3	6%
4	4%
5	2%
Thereafter	0%

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Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:
a. a withdrawal is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made; and
c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.  on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives II (IC-438000)

Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M & E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charges
During Contract Year	Percent Charged
1	8%
2	7%
3	6%
4	4%
5	2%
Thereafter	0%

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Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:
a. a withdrawal is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made; and
c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.  on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

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Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.

Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.

General Requirements

Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. Contributions in certain plans may also be tax-deferred.

Withdrawals — When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of income in the Contract. The income in the Contract is the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal of all of the balance of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract. If the Contract is a Qualified Plan, amounts withdrawn are subject to tax based upon the ratio of income in the Contract to the Total Accumulation Value immediately before the distribution.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under an annuity Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The non-taxable portion of an Annuity Payment, if any, is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.

Required Distributions upon Death of the Contract Owner — Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner’s interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to

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whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Death Benefit Proceeds — Amounts may be distributed from a Contract because of the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.

Withholding — Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. You should consult with a tax adviser with regard to applicable withholding rules.

Multiple Contracts

All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Taxation of Qualified Plans

Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

Contribution Limitations and General Requirements Applicable to Qualified Plans

Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2008 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,000 in 2008, may be

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contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2008 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2008, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2008, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $53,000 and $63,000 for single filers and between $85,000 and $105,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $159,000 and $169,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2008. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2008. Both the annual and catch-up contributions are indexed for inflation after 2008. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2008 (indexed for inflation after 2008). As with traditional IRAs, additional contributions are allowed for individual’s age 50 and older, $2,500 for 2008. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Roth IRAS — Annual contributions to a Roth IRA are limited to $5,000 for 2008 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2008. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $101,000 and $116,000 for single taxpayers and those taxpayers filing Head of Household, between $159,000 and $169,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA if the Contract Owner’s AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2008 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2008. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2008. An additional special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or

35

transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth Contributions (401(k) Roth contributions). 401(k) Roth Contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. 401(k) Roth Contributions are includable in income in the year contributed.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new Contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b)governmental plan (provided it agrees to separate accounting).

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, regulations issued in 2007 require all Section 403(b) annuities to be maintained under an employer’s plan and define a transfer as the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange as the movement of all or some portion of the balance in a 403(b) annuity between investment options in the same employer’s 403(b) plan. The regulations are generally effective January 1, 2009, with some exceptions, but the employer may elect to adopt a written plan document and otherwise comply with the regulations on an earlier date. In addition, exchanges after September 24, 2007 must meet specific criteria in order to be tax-free. You should consult with your tax advisor for additional guidance on transfers and exchanges.

Taxation of Contract Benefits — Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

36

Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a client may receive a distribution of after-tax contributions at any time.

Contract Transactions for Qualified Plans

A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA’s and most distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8)in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2008. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage

37

withholding. For all other payments withholding is at a rate of 10%.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents of the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table

38

of Contents of this Statement of Additional Information follows:

Topic	Page
General Information and History
Tax Status of the Contracts
Underwriter
Independent Registered Public Accounting Firm
Financial Statements

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2008 for the Separate Account

Please mail the above document to:
(Name)
(Address)
(City/State/Zip)

39

Appendix A — Condensed Financials

The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund — Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Income Fund — Horace Mann Shares, Balanced Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund — Horace Mann Shares, Wilshire VIT International Equity Fund — Horace Mann Shares and Wilshire VIT Socially Responsible Fund — Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M & E

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

AllianceBernstein Large Growth Portfolio	12/31/2007	$25.71	$28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468
	12/31/2004	21.58	23.10	778,032
	12/31/2003	17.71	21.58	647,349
	12/31/2002	25.94	17.71	499,185
	12/31/2001	31.81	25.94	344,424
	12/31/2000	40.86	*31.81	127,242

AllianceBernstein VPS Fund, Inc. Small/Mid Cap value Portfolio	12/31/2007	$19.24	$19.29	49,542
	12/31/2006	18.44	*19.24	14,224

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2007	$13.26	$14.89	25,958
	12/31/2006	14.00	*13.26	5,079

Ariel Fund®(2)(5)	12/31/2007	$59.06	$57.34	575,988
	12/31/2006	54.19	59.06	564,283
	12/31/2005	54.37	54.19	533,763
	12/31/2004	45.13	54.37	449,239
	12/31/2003	35.69	45.13	346,642
	12/31/2002	38.11	35.69	236,427
	12/31/2001	34.63	*38.11	61,005

40

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Ariel Appreciation Fund®(2)(5)(6)	12/31/2007	$53.45	$52.05	946,862
	12/31/2006	48.77	53.45	939,718
	12/31/2005	47.99	48.77	894,108
	12/31/2004	42.96	47.99	744,074
	12/31/2003	33.20	42.96	565,684
	12/31/2002	37.51	33.20	380,634
	12/31/2001	34.01	*37.51	105,004

Cohen and Steers VIF Realty Fund	12/31/2007	$15.84	$12.60	246,856
	12/31/2006	12.89	*15.84	100,793

Credit Suisse Small Co. Growth Portfolio(3)	12/31/2007	$18.54	$18.16	183,665
	12/31/2006	17.92	18.54	199,285
	12/31/2005	18.64	17.92	221,197
	12/31/2004	17.03	18.64	238,930
	12/31/2003	11.60	17.03	227,577
	12/31/2002	17.73	11.60	199,135
	12/31/2001	21.37	17.73	159,315
	12/31/2000	27.18	*21.37	77,312

Davis Value Portfolio	12/31/2007	$14.15	$14.62	822,784
	12/31/2006	12.45	14.15	757,258
	12/31/2005	11.52	12.45	658,602
	12/31/2004	10.39	11.52	569,355
	12/31/2003	8.10	10.39	455,070
	12/31/2002	9.80	8.10	364,544
	12/31/2001	11.08	9.80	321,139
	12/31/2000	11.55	*11.08	132,825

Delaware VIP Growth Opportunities Service Class	12/31/2007	$18.06	$20.10	66,843
	12/31/2006	17.24	18.06	54,586
	12/31/2005	15.70	17.24	29,062
	12/31/2004	14.31	*15.70	11,013

Delaware VIP Trend Series Service Class	12/31/2007	$33.45	$36.50	19,740
	12/31/2006	31.56	33.45	13,832
	12/31/2005	30.25	31.56	8,908
	12/31/2004	28.68	*30.25	1,560

Dreyfus Midcap Stock Service Shares(4)	12/31/2007	$20.48	$20.50	40,642
	12/31/2006	19.25	20.48	40,432
	12/31/2005	17.90	19.25	30,905
	12/31/2004	16.01	*17.90	8,834

Fidelity VIP Growth Portfolio	12/31/2007	$35.50	$44.41	1,148,690
	12/31/2006	33.72	35.50	1,080,962
	12/31/2005	32.37	33.72	1,031,956
	12/31/2004	31.78	32.37	924,998
	12/31/2003	24.28	31.78	735,345
	12/31/2002	35.27	24.28	568,965
	12/31/2001	43.48	35.27	390,031
	12/31/2000	53.19	*43.48	161,281

41

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Fidelity VIP Growth & Income Portfolio	12/31/2007	$16.85	$18.62	1,046,349
	12/31/2006	15.12	16.85	973,169
	12/31/2005	14.25	15.12	821,349
	12/31/2004	13.68	14.25	683,112
	12/31/2003	11.22	13.68	484,327
	12/31/2002	13.66	11.22	323,437
	12/31/2001	15.20	13.66	211,580
	12/31/2000	16.04	*15.20	54,943

Fidelity VIP High Income Portfolio	12/31/2007	$10.82	$10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144
	12/31/2004	9.04	9.77	218,819
	12/31/2003	7.23	9.04	156,838
	12/31/2002	7.08	7.23	83,910
	12/31/2001	8.15	7.08	52,829
	12/31/2000	9.92	*8.15	31,556

Fidelity VIP Index 500 Portfolio	12/31/2007	$160.32	$166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854
	12/31/2004	124.96	136.18	262,595
	12/31/2003	98.76	124.96	201,115
	12/31/2002	128.98	98.76	143,919
	12/31/2001	148.95	128.98	89,888
	12/31/2000	169.89	*148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2007	$16.07	$16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448
	12/31/2004	15.09	15.52	857,504
	12/31/2003	14.56	15.09	765,200
	12/31/2002	13.39	14.56	578,933
	12/31/2001	12.54	13.39	240,969
	12/31/2000	12.03	*12.54	21,897

Fidelity VIP Mid Cap Portfolio	12/31/2007	$37.31	$42.51	1,199,517
	12/31/2006	33.61	37.31	1,168,356
	12/31/2005	28.84	33.61	1,057,318
	12/31/2004	23.42	28.84	909,123
	12/31/2003	17.15	23.42	765,087
	12/31/2002	19.30	17.15	644,149
	12/31/2001	20.25	19.30	529,851
	12/31/2000	20.04	*20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2007	$26.27	$30.37	1,188,248
	12/31/2006	22.58	26.27	979,081
	12/31/2005	19.25	22.58	774,482
	12/31/2004	17.20	19.25	604,561
	12/31/2003	12.17	17.20	407,324
	12/31/2002	15.50	12.17	293,133
	12/31/2001	19.91	15.50	200,060
	12/31/2000	23.33	*19.91	71,864

42

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Goldman Sachs VIT Core Small Cap Equity Fund(6)	12/31/2007	$17.43	$14.37	110,600
	12/31/2006	15.72	17.43	88,542
	12/31/2005	15.00	15.72	57,784
	12/31/2004	13.12	*15.00	16,830

J.P. Morgan U.S. Disciplined Equity Portfolio(4)	12/31/2007	$15.22	$15.28	1,303,982
	12/31/2006	13.22	15.22	1,298,428
	12/31/2005	13.21	13.22	1,238,265
	12/31/2004	12.21	13.21	1,071,858
	12/31/2003	9.65	12.21	859,650
	12/31/2002	12.97	9.65	644,912
	12/31/2001	14.90	12.97	410,417
	12/31/2000	17.20	*14.90	125,348

Lord Abbett Series Fund Growth Opportunities(4)	12/31/2007	$14.54	$17.42	96,489
	12/31/2006	13.65	14.54	96,515
	12/31/2005	13.21	13.65	73,028
	12/31/2004	12.08	*13.21	21,837

Neuberger Berman Genesis Fund(5)	12/31/2007	$33.60	$40.32	863,942
	12/31/2006	31.80	33.60	824,657
	12/31/2005	27.76	31.80	738,382
	12/31/2004	23.74	27.76	592,938
	12/31/2003	18.30	23.74	472,551
	12/31/2002	19.14	18.30	369,727
	12/31/2001	17.35	19.14	204,094
	12/31/2000	15.88	*17.35	15,000

Putnam VT Vista Fund	12/31/2007	$15.61	$16.00	423,487
	12/31/2006	14.99	15.61	427,913
	12/31/2005	13.53	14.99	437,342
	12/31/2004	11.55	13.53	417,950
	12/31/2003	8.78	11.55	405,260
	12/31/2002	12.82	8.78	354,292
	12/31/2001	19.52	12.82	312,576
	12/31/2000	24.81	*19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(5)	12/31/2007	$45.92	$55.09	429,859
	12/31/2006	40.54	45.92	389,183
	12/31/2005	34.93	40.54	339,335
	12/31/2004	30.13	34.93	278,917
	12/31/2003	20.86	30.13	230,482
	12/31/2002	26.41	20.86	182,294
	12/31/2001	27.84	26.41	129,167
	12/31/2000	30.31	*27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2007	$11.52	$11.14	505,535
	12/31/2006	10.09	11.52	371,543
	12/31/2005	9.41	10.09	244,500
	12/31/2004	8.17	*9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2007	$25.44	$25.89	93,841
	12/31/2006	23.12	*25.44	19,054

43

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

T. Rowe Price Prime Reserve Portfolio	12/31/2007	$1.02	$1.06	1,821,574
	12/31/2006	1.00	*1.02	776,113

T. Rowe Price Small-Cap Stock Fund Advisor Class(3)	12/31/2007	$42.78	$41.42	364,097
	12/31/2006	38.50	42.78	375,980
	12/31/2005	36.01	38.50	384,016
	12/31/2004	30.78	36.01	379,453
	12/31/2003	23.60	30.78	331,165
	12/31/2002	27.92	23.60	264,418
	12/31/2001	26.52	27.92	163,849
	12/31/2000	26.96	*26.52	47,445

T. Rowe Price Small-Cap Value Fund Advisor Class(3)	12/31/2007	$50.15	$49.37	368,014
	12/31/2006	43.76	50.15	394,998
	12/31/2005	40.82	43.76	413,874
	12/31/2004	32.94	40.82	418,916
	12/31/2003	24.48	32.94	377,185
	12/31/2002	25.30	24.48	299,718
	12/31/2001	21.02	25.30	139,770
	12/31/2000	20.48	*21.02	15,913

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2007	$16.10	$19.45	606,124
	12/31/2006	14.21	16.10	566,905
	12/31/2005	16.94	*14.21	571,068
	12/31/2004	14.39	16.94	455,021
	12/31/2003	10.86	14.39	424,282
	12/31/2002	17.61	10.86	351,842
	12/31/2001	25.76	17.61	264,967
	12/31/2000	36.15	*25.76	130,119

Wells Fargo Opportunity Fund(3)	12/31/2007	$35.39	$37.27	257,373
	12/31/2006	31.93	35.39	277,826
	12/31/2005	29.96	31.93	294,959
	12/31/2004	25.66	29.96	304,488
	12/31/2003	18.96	25.66	285,496
	12/31/2002	26.24	18.96	244,938
	12/31/2001	27.54	26.24	163,069
	12/31/2000	28.68	*27.54	46,246

Dow Jones Wilshire 5000 Index Portfolio Institutional(1)(5)	12/31/2007	$11.98	$12.42	1,698,242
	12/31/2006	10.58	11.98	1,771,782
	12/31/2005	10.12	10.58	1,780,697
	12/31/2004	9.18	10.12	1,893,301
	12/31/2003	7.15	9.18	1,839,959
	12/31/2002	9.17	7.15	1,741,166
	12/31/2001	10.47	9.17	1,697,179
	12/31/2000	12.18	*10.47	1,388,165

44

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Dow Jones Wilshire 5000 Index Portfolio Investment(1)(5)	12/31/2007	$11.79	$12.10	1,144,141
	12/31/2006	10.34	11.79	1,035,532
	12/31/2005	9.92	10.34	886,643
	12/31/2004	9.03	9.92	687,189
	12/31/2003	7.06	9.03	472,140
	12/31/2002	9.07	7.06	317,084
	12/31/2001	10.38	9.07	184,599
	12/31/2000	12.16	*10.38	36,476

Wilshire Large Co. Growth Portfolio Institutional(1)(5)	12/31/2007	$35.00	$40.38	605,843
	12/31/2006	33.64	35.00	650,673
	12/31/2005	31.29	33.64	667,289
	12/31/2004	29.59	31.29	676,482
	12/31/2003	23.61	29.59	648,362
	12/31/2002	30.49	23.61	595,185
	12/31/2001	36.90	30.49	581,736
	12/31/2000	46.14	*36.90	446,567

Wilshire Large Co. Growth Portfolio Investment(1)(5)	12/31/2007	$34.06	$39.13	455,744
	12/31/2006	32.86	34.06	420,405
	12/31/2005	30.67	32.86	360,477
	12/31/2004	29.11	30.67	284,345
	12/31/2003	23.31	29.11	204,673
	12/31/2002	30.17	23.31	142,169
	12/31/2001	36.63	30.17	84,544
	12/31/2000	45.85	*36.63	15,529

Wilshire Large Co. Value Portfolio Investment(1)(5)	12/31/2007	$30.42	$29.44	1,006,488
	12/31/2006	25.99	30.42	925,411
	12/31/2005	24.09	25.99	834,983
	12/31/2004	21.60	24.09	686,425
	12/31/2003	17.02	21.60	576,488
	12/31/2002	20.82	17.02	443,150
	12/31/2001	21.34	20.82	253,308
	12/31/2000	20.06	*21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(1)(5)	12/31/2007	$22.69	$24.30	134,021
	12/31/2006	20.67	22.69	140,208
	12/31/2005	20.20	20.67	143,219
	12/31/2004	17.47	20.20	112,451
	12/31/2003	12.91	17.47	84,432
	12/31/2002	15.19	12.91	58,508
	12/31/2001	15.87	15.19	25,816
	12/31/2000	17.80	*15.87	7,467

45

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Wilshire Small Co. Value Portfolio Investment(1)(5)	12/31/2007	$29.00	$27.65	153,631
	12/31/2006	24.54	29.00	145,709
	12/31/2005	23.32	24.54	142,596
	12/31/2004	19.44	23.32	129,769
	12/31/2003	14.43	19.44	114,100
	12/31/2002	15.88	14.43	111,169
	12/31/2001	13.72	15.88	77,121
	12/31/2000	12.34	*13.72	5,681

Wilshire VIT 2010 Aggressive Fund	12/31/2007	$10.45	$10.81	77,329
	12/31/2006	9.97	*10.45	13,750

Wilshire VIT 2010 Conservative Fund	12/31/2007	$10.38	$10.67	79,024
	12/31/2006	9.99	*10.38	31,465

Wilshire VIT 2010 Moderate Fund	12/31/2007	$10.39	$10.74	171,885
	12/31/2006	9.98	*10.39	25,772

Wilshire VIT 2015 Moderate Fund	12/31/2007	$10.46	$10.83	676,295
	12/31/2006	9.98	*10.46	179,111

Wilshire VIT 2025 Moderate Fund	12/31/2007	$10.52	$10.86	509,965
	12/31/2006	9.97	*10.52	101,522

Wilshire VIT 2035 Moderate Fund	12/31/2007	$10.49	$10.86	236,039
	12/31/2006	9.96	*10.49	27,795

Wilshire VIT 2045 Moderate Fund	12/31/2007	$10.51	$10.83	133,165
	12/31/2006	9.96	*10.51	21,200

Wilshire VIT Balanced Fund	12/31/2007	$22.55	$22.96	10,080,198
	12/31/2006	20.46	22.55	11,010,275
	12/31/2005	19.87	20.46	12,018,094
	12/31/2004	18.59	19.87	13,033,346
	12/31/2003	15.74	18.59	13,967,082
	12/31/2002	17.38	15.74	14,684,684
	12/31/2001	17.42	17.38	16,148,759
	12/31/2000	17.27	17.42	17,434,293
	12/31/1999	18.90	17.27	22,591,194
	12/31/1998	19.82	18.90	21,781,222
	12/31/1997	18.94	19.82	18,709,483
	12/31/1996	18.00	18.94	15,151,785

Wilshire VIT Equity Fund	12/31/2007	$25.93	$26.17	10,027,045
	12/31/2006	22.45	25.93	10,978,177
	12/31/2005	21.47	22.45	12,143,394
	12/31/2004	19.74	21.47	13,354,870
	12/31/2003	15.67	19.74	14,334,218
	12/31/2002	19.69	15.67	15,070,307
	12/31/2001	20.82	19.69	16,474,940
	12/31/2000	21.92	20.82	17,693,804
	12/31/1999	24.34	21.92	22,490,546
	12/31/1998	25.66	24.34	22,401,337
	12/31/1997	23.76	25.66	18,317,985
	12/31/1996	21.66	23.76	13,503,527

46

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Wilshire VIT Income Fund	12/31/2007	$17.49	$18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161
	12/31/2002	14.27	15.39	1,105,681
	12/31/2001	13.27	14.27	896,686
	12/31/2000	12.24	13.27	806,285
	12/31/1999	13.24	12.24	1,032,770
	12/31/1998	13.00	13.24	1,006,166
	12/31/1997	12.69	13.00	718,041
	12/31/1996	13.03	12.69	817,803

Wilshire VIT International Equity Fund	12/31/2007	$15.51	$16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220
	12/31/2002	10.46	8.16	2,911,478
	12/31/2001	14.39	10.46	2,877,968
	12/31/2000	17.52	14.39	2,621,364
	12/31/1999	12.13	17.52	1,298,573
	12/31/1998	10.27	12.13	758,622
	12/31/1997	10.00	*10.27	451,401

Wilshire VIT Short-Term Investment Fund	12/31/2007	$11.41	$11.82	239,313
	12/31/2006	10.98	11.41	239,483
	12/31/2005	10.84	10.98	233,981
	12/31/2004	10.85	10.84	248,645
	12/31/2003	10.87	10.85	400,991
	12/31/2002	10.82	10.87	351,839
	12/31/2001	10.42	10.82	209,583
	12/31/2000	9.89	10.42	174,299
	12/31/1999	9.98	9.89	143,624
	12/31/1998	9.99	9.98	125,460
	12/31/1997	10.03	9.99	114,103
	12/31/1996	10.00	10.03	112,004

Wilshire VIT Small Cap Growth Fund	12/31/2007	$13.38	$15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366
	12/31/2000	19.76	17.54	4,245,836
	12/31/1999	12.38	19.76	2,731,955
	12/31/1998	11.70	12.38	2,063,019
	12/31/1997	10.00	*11.70	1,219,124

47

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Wilshire VIT Socially Responsible Fund	12/31/2007	$20.53	$19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921
	12/31/2000	13.81	14.96	4,744,087
	12/31/1999	12.99	13.81	4,001,791
	12/31/1998	12.10	12.99	2,513,258
	12/31/1997	10.00	*12.10	692,571

*Inception of the funds

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	These Subaccounts are not available as investment options in a 457(b) Contract.

(3)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating purchase payments to the following Subaccounts, Contract Owners of existing Contracts may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(4)	On or after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(5)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(6)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccount, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

*	Inception price on date Underlying Fund was added to the Separate Account.

48

Prospectus

Variable Deferred Annuity Contract

Variable Solutions

Horace Mann Life Insurance Company Separate Account

May 1, 2008

Variable Deferred Annuity Contract Issued by Horace Mann Life
Insurance Company Separate Account Flexible Premium Contract For Individuals

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(4)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(4)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan U.S. Large Cap Core Equity Portfolio(3)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(4)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(1)(4)(5)
Ariel Fund®(1)(4)
Wells Fargo Advantage VT Opportunity Fundsm(2)
Mid Core
Dreyfus Investment Portfolio:  MidCap Stock Portfolio — Service Shares(3)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(4)
Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(3)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(2)
Wilshire Small Company Value Portfolio (Investment Class)(4)
Small Core
Credit Suisse Trust Small Cap Core I Portfolio(2)
Dreyfus Small cap stock Index Portfolio (Available September 1, 2008)
Goldman Sachs VIT Structured Small Cap Equity Fund(5)
Neuberger Berman Genesis Fund — Advisor Class(4)
T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)
Small Growth
AllianceBernstein VPS Fund, Inc.
Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Cohen & Steers VIF Realty Fund, Inc.
Phoenix — Duff and Phelps Real Estate Securities Series (Available September 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

1

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2008. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (877) 832-3785 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2008.

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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable withdrawal charge.

Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA — The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) simple retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

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Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

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Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may Purchase the Contract offered by this prospectus?

This product is no longer offered for sale. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.

The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

(a)	Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(4)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(4)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan U.S. Large Cap Core Equity Portfolio(3)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(4)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(1)(4)(5)
Ariel Fund®(1)(4)
Wells Fargo Advantage VT Opportunity Fundsm(2)
Mid Core
Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares(3)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(4)
Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(3)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(2)
Wilshire Small Company Value Portfolio (Investment Class)(4)

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Small Core
Credit Suisse Trust Small Cap Core I Portfolio(2)
Dreyfus Small Cap Stock Index Portfolio (Available September 1, 2008)
Goldman Sachs VIT Structured Small Cap Equity Fund(5)
Neuberger Berman Genesis Fund — Advisor Class
T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)
Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Cohen & Steers VIF Realty Fund, Inc.
Phoenix — Duff and Phelps Real Estate Securities Series (Available September 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account. You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate. (See the Contract)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in “Deductions and Expenses — Withdrawal Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

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A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See “Tax Consequences.” This Contract may not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

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Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:(1)

Surrender Fees (“Withdrawal Charge”) (as a percentage of amount surrendered, if applicable)(2)	9%

(1)	Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The Withdrawal Charge declines to zero over time.

Percentage of
Contract Year	Amount Withdrawn

1	9
2	8
3	7
4	6
5	5
6	4
7	3
8	2
9	1
Thereafter	0

We guarantee that the aggregate Withdrawal Charge will never exceed 9% of Your total purchase payments. See “Surrender or Withdrawal Before Commencement of Annuity Period.”

Periodic Fees

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)	$25
Separate Account Annual Expenses (as a percentage of average Variable Cash Value)
Mortality and Expense Risk Fees	1.25%
Account Fees and Expenses	0%
Total Separate Account Annual Expenses	1.25%

(1)	The annual contract fee is waived if the Contract value equals or exceeds $10,000.

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2007. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest

(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)%		%

(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. These numbers do not reflect any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

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Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2007, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

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Condensed Financial Information

Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

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Horace Mann Life Insurance Company,
The Fixed Account,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at www.horacemann.com in the “Annuities” link.

Name	Objective	Investment Type	Investment Strategy and Adviser
Wilshire Variable Insurance Trust 2010 Conservative Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2010 Moderate Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Variable Insurance Trust 2010 Aggressive Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2015 Moderate Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 Moderate Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 Moderate Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2045 Moderate Fund(5)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	Invests primarily in equity securities issued by companies with market capitalizations of at least $10 billion. Davis conducts extensive research to try to identify businesses that possess characteristics Davis believes foster the creation of long-term value. Davis aims to invest in such businesses when they are trading at a discount to their intrinsic worth. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	To invest at least 80% of the fund’s net asset in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends, with favorable prospects for both increasing dividends and capital appreciation. The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates.

Wilshire Large Company Value Portfolio (Investment Class)(4)	Long-term capital growth	Large value	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value segment of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Dow Jones Wilshire 5000 Index Portfolio (Investor Class)(4)	Capital growth	Large core	Seeks to replicate as closely as possible, before expenses, the performance of the Wilshire 5000 Index. The fund invests primarily in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/Capital growth	Large core	Invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital growth. The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The fund seeks to provide investment results that correspond to the total return performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan U.S. Large Cap Core Equity Portfolio(3)	Long-term capital growth	Large core	The portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets (net asstes, plus the amount of borrowings for investment purposes) in equity investment of large-cap U.S. companies. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The fund seeks long-term capital growth by investing primarily in equity securities. This is a moderately aggressive investment. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VIP Large Cap Growth Portfolio	Long-term capital growth	Large growth	Invests primarily in equity securities of U.S. companies. The Portfolio focuses on a relatively small number of intensively research companies. AllianceBernstein selects the Portfolio’s investments from a research universe of approximately 500 companies. AllianceBernstein tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P..

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Name	Objective	Investment Type	Investment Strategy and Adviser

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The fund invests primarily in various common stocks issued by companies that the advisor believes have above-average growth potential, measured by earnings or revenue. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(4)	Long-term capital growth	Large growth	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	Invests primarily in a diversified portfolio of equity securities of small-to mid capitalization U.S. companies. For purposes of this policy “small to mid capitalization companies” are those that, at the time of investment, fall within the capitalization range between the small company on the Russell 2500 Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500 Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio’s investment policies emphasize investment in companies that are determined by AllianceBernstein to be undervalued, using the fundamental value approach of AllianceBernstein. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Fund®(1)(4)	Long-term capital growth	Small value	The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $1 billion and $5 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Fund is advised by Ariel Capital Management, LLC.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Ariel Appreciation Fund®(1)(4)(6)	Long-term capital growth	Medium value	The investment objective of the Ariel Appreciation Fund is long term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $2.5 billion and $15 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Appreciation Fund is advised by Ariel Capital Management, LLC.

Wells Fargo Advantage VT Opportunity Fundsm(2)	Long-term capital appreciation	Medium value	Invests principally in equity securities of medium-capitalization companies, defined as those within the range of market capitalizations of companies in the Russell Midcap® Index. Wells Fargo reserves the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.. The Wells Fargo Advantage Opportunity Fund is advised by Wells Capital Management.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares(3)	Long-term capital growth	Medium core	Seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index (S&P 400). The Dreyfus Investment Portfolio: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	Invests at least 80% of total assets in common stocks of domestic companies with medium market capitalization. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(4)	Long-term capital growth	Medium core	Invests 80% of its assets in companies with small and medium capitalizations. The fund targets U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

The Delaware VIP Growth Opportunities Series — Service Shares	Long-term capital growth	Medium growth	The Delaware Growth Opportunities Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series’ investment. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Lord Abbett Series Fund Growth Opportunities Portfolio(3)	Capital appreciation	Medium growth	Seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies from which the fund managers expect above-average earnings growth. The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Vista Fund (IB Shares)	Capital growth	Medium growth	Invests primarily in stocks of mid-sized companies believed by the fund’s management to offer above-average growth potential and whose earnings are likely to increase over time. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	Invests in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. Wells Fargo defines small- and medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index. The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	Invests in small-cap companies using a disciplined value approach. The manager believes that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)	Long-term capital growth	Small value	To invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls (i) within or below the range of companies in the Russell 2000 Index The fund invests in the stocks of companies that appear under valued. The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates

Wilshire Small Company Value Portfolio (Investment Class)(4)	Long-term capital growth	Small value	Seeks to provide investment results of a portfolio with publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Credit Suisse Small Cap Core I Portfolio(2)	Long-term capital growth	Small core	Invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The fund employs a disciplined investment approach utilizing a proprietary quantitative stock selection models rather than the more traditional fundamental analysis approach. The Credit Suisse Small Cap Growth Portfolio is advised by Credit Suisse Asset Management, LLC.

Dreyfus Small Cap Stock Index Portfolio

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Name	Objective	Investment Type	Investment Strategy and Adviser

Goldman Sachs VIT Structured Small Cap Equity Fund(6)	Long-term capital growth	Small core	The fund seeks long-term growth of capital. The fund seeks this objective through a broadly diversified portfolio of equity investment in U.S. issuers. The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Neuberger Berman Genesis Fund — Advisor Class(4)	Capital growth	Small core	Invests mainly in common stocks of small-capitalization companies. The managers look for undervalued companies whose current product lines and balance sheets are strong. Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)	Long-term capital growth	Small core	To invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls (i) within or below the range of companies in the Russell 2000 Index or S&P Small-Cap 600 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 for the three preceding years. The Russell 2000 and S&P Small-Cap 600 indices are widely used benchmarks for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates.

AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio	Long-term capital growth	Small growth	The portfolio generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For these purposes “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization. Normally, the Portfolio invests in about 100-125 companies. The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	Invests primarily in stocks of small growth-oriented or emerging companies that, in the management team’s view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)	Long-term capital growth	Small growth	Invests substantially all assets in equities of small-cap, growth companies. The fund purchases stocks from the growth portion of the small-cap universe of the Wilshire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	Invests in small cap equity securities (less than $2.5 billion at the time of investment) considered to have earnings growth potential. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	Invests at least 80% of total assets in foreign securities. The fund normally invests primarily in common stocks. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	Seeks long-term capital growth primarily through diversified holding of marketable foreign equity investments. Invests in the stock of large, well-managed, non-U.S. companies. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities that the subadviser determines are socially responsible. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Cohen & Steers VIF Realty Fund, Inc.	Current income/Capital appreciation	Real estate	The Fund typically invests at least 80% of its total assets in real estate securities such as real estate investment trusts (REITs). The Cohen & Steers VIF Realty Fund is advised by Cohen & Steers Capital Management, Inc.

Phoenix — Duff and Phelps Real Estate Securities Series

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	Invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on low-quality debt securities. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	Invests in U.S. dollar-denominated investment-grade bonds. The fund invests across different market sectors and maturities. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT Income Fund	Current income	Bond	Seeks to achieve a long-term total rate of return in excess of U.S. bond market over a full-market cycle. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire VIT Short-Term Investment Fund	Current income/Preservation of capital	Bond	Seeks to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Wilshire VIT Balanced Fund(5)	Capital growth/Current income	Balanced	Seeks to realize a high, long-term total rate of return consistent with prudent investment risks. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

‘T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The fund invests in high-quality, short-term securities with maturities of 13 months or less. The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates.

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity FundSM
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	Each of these Underlying funds is considered a “fund of funds.” This means that the Underlying Fund purchase shares of other funds. A fund of funds may have higher expenses than funds investing directlyin debt and equity secutiries.

(6)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts, Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds.  We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not

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attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Payments We Receive.  As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associations Incorporated as a result of our involvement in developing and launching the Wilshire Variable insurance Trust Lifecycle funds (Lifecycle Funds”). These payments are are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds.  We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights.  We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

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The Contract

Contract Owners’ Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contract which is not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

To purchase the Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a 457(b) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

Applications must have been sent to HMLIC’s Home Office. If an application is complete and has been received at Our Home Office, We will issue a Contract. Any initial premium received with a complete application is credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received is held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Taxation of Qualified Plans — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premium Payments — All or part of the Net Premium Payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office unless a future date is requested.

Accumulation Units and Accumulation Unit Value — Net Premium Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium Payment before 3:00 p.m. Central

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Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit value determined at the close of that Valuation Date. If We receive Your Net Premium Payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section.

Caution:  Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity FundSM
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new transfers are allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar mounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Annuity Date.

The transfers will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to

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cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new dollar cost averaging programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity FundSM
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new rebalancing programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office. See “Other Information — Forms Availability.”

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On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, existing Contracts are not allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect ) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from 403(b), 457(b) or 401 Contracts except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at

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P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (877) 832-3785. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are not being sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC’s Home Office, or at the next computed value following receipt of a valid request at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses — Withdrawal Charges” section.

Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.

The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make— HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

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Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits we provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

Mortality and Expense Risk Fee (“M&E FEE”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

Withdrawal Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for Your Contract are:

Percentage of
During Contract Year	Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.

Operating Expenses of The Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and that time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

If there have been no previous withdrawals or loans the death benefit is the greater of:

1.  the Total Accumulation Value; or

2.  the Net Premium paid to HMLIC.

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If withdrawals or loans have been taken the death benefit is the greater of:

1.	the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or

2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Contractowner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC’s Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC’s Home Office. Your Net Premium Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See “Other Information — Forms Availability” and “Tax Consequences.”

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for 0, 10, 15 or 20 Years — These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant’s death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

Joint and Survivor Annuity — This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66 2/3%; or 3) 100% of the Annuity Payments paid or the number of Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiaries are living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. This option is available on a fixed payment basis only.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

b.	leave the Contract with HMLIC and receive the value under any required minimum distribution

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requirements of IRC Section 401(a)(9), see Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium Payments allocated to Your Contract.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract, less any deductions We may make for premium taxes. Except in the case of certain joint and survivor Annuity Payment options, these guaranteed payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable annuity payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

Assumed Interest Rate — The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund and Wilshire VIT Income Fund Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, Cohen & Steers VIF Realty Fund, Inc., T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

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Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.

Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.

General Requirements

Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. Contributions in certain Qualified Plans may also be tax-deferred.

Withdrawals — When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of income in the Contract. The income in the Contract is the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal of all of the balance of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract. If the Contract is a Qualified Plan, amounts withdrawn are subject to tax based upon the ratio of income in the Contract to the Total Accumulation Value immediately before the distribution.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under an annuity Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.

Required Distributions upon Death of the Contract Owner — Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner’s interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

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The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Death Benefit Proceeds — Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.

Withholding — Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. You should consult with a tax adviser with regard to applicable withholding rules.

Multiple Contracts

All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Taxation of Qualified Plans

Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

Contribution Limitations and General Requirements Applicable to Qualified Plans

Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2008 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,000 in 2008, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2008.

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Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2008 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2008, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2008, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $53,000 and $63,000 for single filers and between $85,000 and $105,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $159,000 and $169,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2008. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2008. Both the annual and catch-up contribution limits are indexed for inflation after 2008. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2008 (indexed for inflation after 2008). As with traditional IRAs, additional contributions are allowed for individual’s age 50 and older, $2,500 for 2008. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.

Roth IRAs — Annual contributions to a Roth IRA are limited to $5,000 for 2008 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2008. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $101,000 and $116,000 for single taxpayers and those taxpayers filing Head of Household, between $159,000 and $169,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA if the Contract Owner’s AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2008 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2008. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2008. An additional special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

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Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by your plan, Some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (401(k) Roth contributions). 401(k) Roth Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. 401(k) Roth Contributions are includable in income in the year contributed.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distribution that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the new Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan Contract to a similar Qualified Plan Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out of the Contract.

For Section 403(b) tax deferred annuity regulations issued in 2007 require all Section 403(b) annuities to be maintained under an employer’s plan and define a transfer as the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange as the movement of all or some portion of the balance in a 403(b) annuity between investment options in the same employer’s 403(b) plan. The regulations are effective January 1, 2009, with some exception, but the employer may elect to adopt a written plan document and otherwise comply with the regulation on an earlier date. In addition, exchanges after September 24, 2007 must meet specific criteria in order to be tax-free. You should consult with your tax advisor for additional guidance on transfers.

Taxation of Contract Benefits — Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a client may receive a distribution of after-tax contributions at any time.

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Contract Transactions for Qualified Plans

A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA’s and most distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) 7) to correct excess contributions or elective deferrals and 8) in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2008. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under mandatory distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

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We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. For a complete statement of the terms thereof, reference is made to these instruments as filed.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from Finra Regulation — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page
General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

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To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. BOX 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2008 for the Separate Account

Please mail the above document to:
(Name)
(Address)
(City/State/Zip)

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Appendix A; Condensed Financial Information

The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund — Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund — Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund — Horace Mann Shares, Wilshire VIT International Equity Fund — Horace Mann Shares and Wilshire VIT Socially Responsible Fund — Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M & E

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
AllianceBernstein Large Growth Portfolio	12/31/2007	$25.71	$28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468
	12/31/2004	21.58	23.10	778,032
	12/31/2003	17.71	21.58	647,349
	12/31/2002	25.94	17.71	499,185
	12/31/2001	31.81	25.94	344,424
	12/31/2000	40.86	*31.81	127,242
AllianceBernstein VPS Fund, Inc. Small/Mid Cap value Portfolio	12/31/2007	$19.24	$19.29	49,542
	12/31/2006	18.44	*19.24	14,224

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2007	$13.26	$14.89	25,958
	12/31/2006	14.00	*13.26	5,079

Ariel Fund®(1)(4)	12/31/2007	$59.06	$57.34	575,988
	12/31/2006	54.19	59.06	564,283
	12/31/2005	54.37	54.19	533,763
	12/31/2004	45.13	54.37	449,239
	12/31/2003	35.69	45.13	346,642
	12/31/2002	38.11	35.69	236,427
	12/31/2001	34.63	*38.11	61,005

Ariel Appreciation Fund®(1)(4)(5)	12/31/2007	$53.45	$52.05	946,862
	12/31/2006	48.77	53.45	939,718
	12/31/2005	47.99	48.77	894,108
	12/31/2004	42.96	47.99	744,074
	12/31/2003	33.20	42.96	565,684
	12/31/2002	37.51	33.20	380,634
	12/31/2001	34.01	*37.51	105,004

37

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Cohen and Steers VIF Realty Fund	12/31/2007	$15.84	$12.60	246,856
	12/31/2006	12.89	*15.84	100,793

Credit Suisse Small Co. Growth Portfolio(2)	12/31/2007	$18.54	$18.16	183,665
	12/31/2006	17.92	18.54	199,285
	12/31/2005	18.64	17.92	221,197
	12/31/2004	17.03	18.64	238,930
	12/31/2003	11.60	17.03	227,577
	12/31/2002	17.73	11.60	199,135
	12/31/2001	21.37	17.73	159,315
	12/31/2000	27.18	*21.37	77,312

Davis Value Portfolio	12/31/2007	$14.15	$14.62	822,784
	12/31/2006	12.45	14.15	757,258
	12/31/2005	11.52	12.45	658,602
	12/31/2004	10.39	11.52	569,355
	12/31/2003	8.10	10.39	455,070
	12/31/2002	9.80	8.10	364,544
	12/31/2001	11.08	9.80	321,139
	12/31/2000	11.55	*11.08	132,825

Delaware VIP Growth Opportunities Service Class	12/31/2007	$18.06	$20.10	66,843
	12/31/2006	17.24	18.06	54,586
	12/31/2005	15.70	17.24	29,062
	12/31/2004	14.31	*15.70	11,013

Delaware VIP Trend Series Service Class	12/31/2007	$33.45	$36.50	19,740
	12/31/2006	31.56	33.45	13,832
	12/31/2005	30.25	31.56	8,908
	12/31/2004	28.68	*30.25	1,560

Dreyfus Midcap Stock Service Shares(3)	12/31/2007	$20.48	$20.50	40,642
	12/31/2006	19.25	20.48	40,432
	12/31/2005	17.90	19.25	30,905
	12/31/2004	16.01	*17.90	8,834

Fidelity VIP Growth Portfolio	12/31/2007	$35.50	$44.41	1,148,690
	12/31/2006	33.72	35.50	1,080,962
	12/31/2005	32.37	33.72	1,031,956
	12/31/2004	31.78	32.37	924,998
	12/31/2003	24.28	31.78	735,345
	12/31/2002	35.27	24.28	568,965
	12/31/2001	43.48	35.27	390,031
	12/31/2000	53.19	*43.48	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2007	$16.85	$18.62	1,046,349
	12/31/2006	15.12	16.85	973,169
	12/31/2005	14.25	15.12	821,349
	12/31/2004	13.68	14.25	683,112
	12/31/2003	11.22	13.68	484,327
	12/31/2002	13.66	11.22	323,437
	12/31/2001	15.20	13.66	211,580
	12/31/2000	16.04	*15.20	54,943

38

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Fidelity VIP High Income Portfolio	12/31/2007	$10.82	$10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144
	12/31/2004	9.04	9.77	218,819
	12/31/2003	7.23	9.04	156,838
	12/31/2002	7.08	7.23	83,910
	12/31/2001	8.15	7.08	52,829
	12/31/2000	9.92	*8.15	31,556

Fidelity VIP Index 500 Portfolio	12/31/2007	$160.32	$166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854
	12/31/2004	124.96	136.18	262,595
	12/31/2003	98.76	124.96	201,115
	12/31/2002	128.98	98.76	143,919
	12/31/2001	148.95	128.98	89,888
	12/31/2000	169.89	*148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2007	$16.07	$16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448
	12/31/2004	15.09	15.52	857,504
	12/31/2003	14.56	15.09	765,200
	12/31/2002	13.39	14.56	578,933
	12/31/2001	12.54	13.39	240,969
	12/31/2000	12.03	*12.54	21,897

Fidelity VIP Mid Cap Portfolio	12/31/2007	$37.31	$42.51	1,199,517
	12/31/2006	33.61	37.31	1,168,356
	12/31/2005	28.84	33.61	1,057,318
	12/31/2004	23.42	28.84	909,123
	12/31/2003	17.15	23.42	765,087
	12/31/2002	19.30	17.15	644,149
	12/31/2001	20.25	19.30	529,851
	12/31/2000	20.04	*20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2007	$26.27	$30.37	1,188,248
	12/31/2006	22.58	26.27	979,081
	12/31/2005	19.25	22.58	774,482
	12/31/2004	17.20	19.25	604,561
	12/31/2003	12.17	17.20	407,324
	12/31/2002	15.50	12.17	293,133
	12/31/2001	19.91	15.50	200,060
	12/31/2000	23.33	*19.91	71,864

Goldman Sachs VIT Core Small Cap Equity Fund	12/31/2007	$17.43	$14.37	110,600
	12/31/2006	15.72	17.43	88,542
	12/31/2005	15.00	15.72	57,784
	12/31/2004	13.12	*15.00	16,830

39

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
J.P. Morgan U.S. Disciplined Equity Portfolio(3)	12/31/2007	$15.22	$15.28	1,303,982
	12/31/2006	13.22	15.22	1,298,428
	12/31/2005	13.21	13.22	1,238,265
	12/31/2004	12.21	13.21	1,071,858
	12/31/2003	9.65	12.21	859,650
	12/31/2002	12.97	9.65	644,912
	12/31/2001	14.90	12.97	410,417
	12/31/2000	17.20	*14.90	125,348

Lord Abbett Series Fund Growth Opportunities(3)	12/31/2007	$14.54	$17.42	96,489
	12/31/2006	13.65	14.54	96,515
	12/31/2005	13.21	13.65	73,028
	12/31/2004	12.08	*13.21	21,837

Neuberger Berman Genesis Fund(4)	12/31/2007	$33.60	$40.32	863,942
	12/31/2006	31.80	33.60	824,657
	12/31/2005	27.76	31.80	738,382
	12/31/2004	23.74	27.76	592,938
	12/31/2003	18.30	23.74	472,551
	12/31/2002	19.14	18.30	369,727
	12/31/2001	17.35	19.14	204,094
	12/31/2000	15.88	*17.35	15,000

Putnam VT Vista Fund	12/31/2007	$15.61	$16.00	423,487
	12/31/2006	14.99	15.61	427,913
	12/31/2005	13.53	14.99	437,342
	12/31/2004	11.55	13.53	417,950
	12/31/2003	8.78	11.55	405,260
	12/31/2002	12.82	8.78	354,292
	12/31/2001	19.52	12.82	312,576
	12/31/2000	24.81	*19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2007	$45.92	$55.09	429,859
	12/31/2006	40.54	45.92	389,183
	12/31/2005	34.93	40.54	339,335
	12/31/2004	30.13	34.93	278,917
	12/31/2003	20.86	30.13	230,482
	12/31/2002	26.41	20.86	182,294
	12/31/2001	27.84	26.41	129,167
	12/31/2000	30.31	*27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2007	$11.52	$11.14	505,535
	12/31/2006	10.09	11.52	371,543
	12/31/2005	9.41	10.09	244,500
	12/31/2004	8.17	*9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2007	$25.44	$25.89	93,841
	12/31/2006	23.12	*25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2007	$1.02	$1.06	1,821,574
	12/31/2006	1.00	*1.02	776,113

40

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
T. Rowe Price Small-Cap Stock Fund Advisor Class(2)	12/31/2007	$42.78	$41.42	364,097
	12/31/2006	38.50	42.78	375,980
	12/31/2005	36.01	38.50	384,016
	12/31/2004	30.78	36.01	379,453
	12/31/2003	23.60	30.78	331,165
	12/31/2002	27.92	23.60	264,418
	12/31/2001	26.52	27.92	163,849
	12/31/2000	26.96	*26.52	47,445

T. Rowe Price Small-Cap Value Fund Advisor Class(2)	12/31/2007	$50.15	$49.37	368,014
	12/31/2006	43.76	50.15	394,998
	12/31/2005	40.82	43.76	413,874
	12/31/2004	32.94	40.82	418,916
	12/31/2003	24.48	32.94	377,185
	12/31/2002	25.30	24.48	299,718
	12/31/2001	21.02	25.30	139,770
	12/31/2000	20.48	*21.02	15,913

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2007	$16.10	$19.45	606,124
	12/31/2006	14.21	16.10	566,905
	12/31/2005	16.94	*14.21	571,068
	12/31/2004	14.39	16.94	455,021
	12/31/2003	10.86	14.39	424,282
	12/31/2002	17.61	10.86	351,842
	12/31/2001	25.76	17.61	264,967
	12/31/2000	36.15	*25.76	130,119

Wells Fargo Opportunity Fundsm(2)	12/31/2007	$35.39	$37.27	257,373
	12/31/2006	31.93	35.39	277,826
	12/31/2005	29.96	31.93	294,959
	12/31/2004	25.66	29.96	304,488
	12/31/2003	18.96	25.66	285,496
	12/31/2002	26.24	18.96	244,938
	12/31/2001	27.54	26.24	163,069
	12/31/2000	28.68	*27.54	46,246

Dow Jones Wilshire 5000 Index Portfolio Institutional(4)	12/31/2007	$11.98	$12.42	1,698,242
	12/31/2006	10.58	11.98	1,771,782
	12/31/2005	10.12	10.58	1,780,697
	12/31/2004	9.18	10.12	1,893,301
	12/31/2003	7.15	9.18	1,839,959
	12/31/2002	9.17	7.15	1,741,166
	12/31/2001	10.47	9.17	1,697,179
	12/31/2000	12.18	*10.47	1,388,165

Dow Jones Wilshire 5000 Index Portfolio Investment(4)	12/31/2007	$11.79	$12.10	1,144,141
	12/31/2006	10.34	11.79	1,035,532
	12/31/2005	9.92	10.34	886,643
	12/31/2004	9.03	9.92	687,189
	12/31/2003	7.06	9.03	472,140
	12/31/2002	9.07	7.06	317,084
	12/31/2001	10.38	9.07	184,599
	12/31/2000	12.16	*10.38	36,476

41

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire Large Co. Growth Portfolio Institutional(4)	12/31/2007	$35.00	$40.38	605,843
	12/31/2006	33.64	35.00	650,673
	12/31/2005	31.29	33.64	667,289
	12/31/2004	29.59	31.29	676,482
	12/31/2003	23.61	29.59	648,362
	12/31/2002	30.49	23.61	595,185
	12/31/2001	36.90	30.49	581,736
	12/31/2000	46.14	*36.90	446,567

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2007	$34.06	$39.13	455,744
	12/31/2006	32.86	34.06	420,405
	12/31/2005	30.67	32.86	360,477
	12/31/2004	29.11	30.67	284,345
	12/31/2003	23.31	29.11	204,673
	12/31/2002	30.17	23.31	142,169
	12/31/2001	36.63	30.17	84,544
	12/31/2000	45.85	*36.63	15,529

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2007	$30.42	$29.44	1,006,488
	12/31/2006	25.99	30.42	925,411
	12/31/2005	24.09	25.99	834,983
	12/31/2004	21.60	24.09	686,425
	12/31/2003	17.02	21.60	576,488
	12/31/2002	20.82	17.02	443,150
	12/31/2001	21.34	20.82	253,308
	12/31/2000	20.06	*21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(3)(4)	12/31/2007	$22.69	$24.30	134,021
	12/31/2006	20.67	22.69	140,208
	12/31/2005	20.20	20.67	143,219
	12/31/2004	17.47	20.20	112,451
	12/31/2003	12.91	17.47	84,432
	12/31/2002	15.19	12.91	58,508
	12/31/2001	15.87	15.19	25,816
	12/31/2000	17.80	*15.87	7,467

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2007	$29.00	$27.65	153,631
	12/31/2006	24.54	29.00	145,709
	12/31/2005	23.32	24.54	142,596
	12/31/2004	19.44	23.32	129,769
	12/31/2003	14.43	19.44	114,100
	12/31/2002	15.88	14.43	111,169
	12/31/2001	13.72	15.88	77,121
	12/31/2000	12.34	*13.72	5,681

Wilshire VIT 2010 Aggressive Fund	12/31/2007	$10.45	$10.81	77,329
	12/31/2006	9.97	*10.45	13,750

Wilshire VIT 2010 Conservative Fund	12/31/2007	$10.38	$10.67	79,024
	12/31/2006	9.99	*10.38	31,465

Wilshire VIT 2010 Moderate Fund	12/31/2007	$10.39	$10.74	171,885
	12/31/2006	9.98	*10.39	25,772

42

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT 2015 Moderate Fund	12/31/2007	$10.46	$10.83	676,295
	12/31/2006	9.98	*10.46	179,111

Wilshire VIT 2025 Moderate Fund	12/31/2007	$10.52	$10.86	509,965
	12/31/2006	9.97	*10.52	101,522

Wilshire VIT 2035 Moderate Fund	12/31/2007	$10.49	$10.86	236,039
	12/31/2006	9.96	*10.49	27,795

Wilshire VIT 2045 Moderate Fund	12/31/2007	$10.51	$10.83	133,165
	12/31/2006	9.96	*10.51	21,200

Wilshire VIT Balanced Fund	12/31/2007	$22.55	$22.96	10,080,198
	12/31/2006	20.46	22.55	11,010,275
	12/31/2005	19.87	20.46	12,018,094
	12/31/2004	18.59	19.87	13,033,346
	12/31/2003	15.74	18.59	13,967,082
	12/31/2002	17.38	15.74	14,684,684
	12/31/2001	17.42	17.38	16,148,759
	12/31/2000	17.27	17.42	17,434,293
	12/31/1999	18.90	17.27	22,591,194
	12/31/1998	19.82	18.90	21,781,222
	12/31/1997	18.94	19.82	18,709,483
	12/31/1996	18.00	18.94	15,151,785

Wilshire VIT Equity Fund	12/31/2007	$25.93	$26.17	10,027,045
	12/31/2006	22.45	25.93	10,978,177
	12/31/2005	21.47	22.45	12,143,394
	12/31/2004	19.74	21.47	13,354,870
	12/31/2003	15.67	19.74	14,334,218
	12/31/2002	19.69	15.67	15,070,307
	12/31/2001	20.82	19.69	16,474,940
	12/31/2000	21.92	20.82	17,693,804
	12/31/1999	24.34	21.92	22,490,546
	12/31/1998	25.66	24.34	22,401,337
	12/31/1997	23.76	25.66	18,317,985
	12/31/1996	21.66	23.76	13,503,527

Wilshire VIT Income Fund	12/31/2007	$17.49	$18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161
	12/31/2002	14.27	15.39	1,105,681
	12/31/2001	13.27	14.27	896,686
	12/31/2000	12.24	13.27	806,285
	12/31/1999	13.24	12.24	1,032,770
	12/31/1998	13.00	13.24	1,006,166
	12/31/1997	12.69	13.00	718,041
	12/31/1996	13.03	12.69	817,803

43

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT International Equity Fund	12/31/2007	$15.51	$16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220
	12/31/2002	10.46	8.16	2,911,478
	12/31/2001	14.39	10.46	2,877,968
	12/31/2000	17.52	14.39	2,621,364
	12/31/1999	12.13	17.52	1,298,573
	12/31/1998	10.27	12.13	758,622
	12/31/1997	10.00	*10.27	451,401

Wilshire VIT Short-Term Investment Fund	12/31/2007	$11.41	$11.82	239,313
	12/31/2006	10.98	11.41	239,483
	12/31/2005	10.84	10.98	233,981
	12/31/2004	10.85	10.84	248,645
	12/31/2003	10.87	10.85	400,991
	12/31/2002	10.82	10.87	351,839
	12/31/2001	10.42	10.82	209,583
	12/31/2000	9.89	10.42	174,299
	12/31/1999	9.98	9.89	143,624
	12/31/1998	9.99	9.98	125,460
	12/31/1997	10.03	9.99	114,103
	12/31/1996	10.00	10.03	112,004

Wilshire VIT Small Cap Growth Fund	12/31/2007	$13.38	$15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366
	12/31/2000	19.76	17.54	4,245,836
	12/31/1999	12.38	19.76	2,731,955
	12/31/1998	11.70	12.38	2,063,019
	12/31/1997	10.00	*11.70	1,219,124

Wilshire VIT Socially Responsible Fund	12/31/2007	$20.53	$19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921
	12/31/2000	13.81	14.96	4,744,087
	12/31/1999	12.99	13.81	4,001,791
	12/31/1998	12.10	12.99	2,513,258
	12/31/1997	10.00	*12.10	692,571

*Inception of the funds.

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the

44

program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust Small Cap Core I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	On and after September 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount. Additionally, if they are currently allocating Net Premium to the following Subaccount, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

*	Inception price on date Underlying Fund was added to the Separate Account.

45

Prospectus

Variable Deferred Annuity Contracts

Variable Solutions II and Maximum
Solutions II

Horace Mann Life Insurance Company Separate Account

May 1, 2008

Variable Deferred Annuity Contracts Issued by Horace Mann Life Insurance Company Separate Account Flexible Premium Contracts for Individuals

This prospectus offers Variable annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts. Certain of these Contracts are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(3)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(3)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan U.S. Large Cap Core Equity Portfolio(2)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(3)
Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Fund®(1)(3)
Ariel Appreciation Fund®(1)(3)(4)
Mid Core
Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares(2)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(3)
Mid Growth
Delaware VIP Growth Opportunities Series —
Service Class
Lord Abbett Series Fund Growth Opportunities Portfolios(2)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm
Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(3)
Small Core
Dreyfus Small Cap Stock Index Portfolio (Available September 1, 2008)
Goldman Sachs VIT Structured Small Cap Equity Fund(4)
Neuberger Berman Genesis Fund — Advisor Class(3)
Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Cohen & Steers VIF Realty Fund, Inc.
Phoenix — Duff and Phelps Real Estate Securities Series (Available September 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	The following Subaccounts are not available as investment options for Contracts issued on or after September 1, 2008. Owners of Contracts issued before September 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, existing Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2008. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3285 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2008.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Taxation of Qualified Plans — Required Minimum Distributions.”

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contracts this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA — The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-qualified Contract: A Contract that is not a Qualified Plan.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) simple retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value:  The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds:  All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date:  Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.

Valuation Period:  The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable:  The values vary based on the investment performance of the Subaccount(s) selected.

Variable Cash Value:  The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

(a)  Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(3)

Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(3)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan U.S. Large Cap Core Equity Portfolio(2)
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(3)

Mid-Size Company Stock Funds

Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Fund®(1)(3)
Ariel Appreciation Fund®(1)(3)(4)

Mid Core
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares(2)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(3)

Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(2)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(3)

Small Core
Dreyfus Small cap Stock Index Portfolio (Available September 1, 2008)
Goldman Sachs VIT Structured Small Cap Equity Fund(4)
Neuberger Berman Genesis Fund — Advisor Class(3)

Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Cohen & Steers VIF Realty Fund, Inc.
Phoenix — Duff and Phelps Real Estate Securities Series (Available September 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	The following Subaccounts are not available as investment options for Contracts issued on or after September 1, 2008. Owners of Contracts issued before September 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premiums to the following Subaccounts, existing Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account. You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the annuity date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving annuity payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.

Contract Owner Transaction Expenses:(1)

	Variable	Maximum
	Solutions II	Solutions II
	(IC-450000)	(IC-451000)
Surrender Fees(2) (as a percentage of amount surrendered, if applicable)	8%	7%

We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See “Surrender or Withdrawal Before Commencement of Annuity Period.”

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

	Variable	Maximum
	Solutions II	Solutions II
	(IC-450000)	(IC-451000)
Annual Contract Fee(3)	$25	$0
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	0.95%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2007. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(4)

Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)%	%

(1)	Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The Surrender Charge declines to zero over time — after 9 years for the Variable Solutions II Contract and after 7 years for the Maximum Solutions II Contract.

	Surrender Charge%
	Variable Solutions II	Maximum Solutions II
Contract Year	(9 years)	(7 years)
1	8.0%	7.0%
2	7.5%	6.0%
3	7.0%	5.0%
4	6.0%	4.0%
5	5.0%	3.0%
6	4.0%	2.0%
7	3.0%	1.0%
8	2.0%	0.0%
9	1.0%
Thereafter	0.0%

(3)	The annual contract fee is waived if the Contract value equals or exceeds $10,000.

(4)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The numbers do not reflect any waivers currently in place.

The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2007, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Variable Solutions II (IC-450000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

Maximum Solutions II (IC-451000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at www.horacemann.com in the “Annuities” link.

Name	Objective	Investment Type	Investment Strategy and Adviser
Wilshire Variable Insurance Trust 2010 Conservative Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2010 Moderate Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Variable Insurance Trust 2010 Aggressive Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2015 Moderate Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 Moderate Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 Moderate Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2045 Moderate Fund(4)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	Invests primarily in equity securities issued by companies with market capitalizations of at least $10 billion. Davis conducts extensive research to try to identify businesses that possess characteristics Davis believes foster the creation of long-term value. Davis aims to invest in such businesses when they are trading at a discount to their intrinsic worth. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	To invest at least 80% of the fund’s net asset in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends, with favorable prospects for both increasing dividends and capital appreciation. The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates.

Wilshire Large Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Large value	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value segment of the Dow Jones Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Investment Strategy and Adviser

Dow Jones Wilshire 5000 Index Portfolio (Investor Class)(3)	Capital growth	Large core	Seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire 5000 Index. The fund invests primarily in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/Capital growth	Large core	Invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital growth. The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The fund seeks to provide investment results that correspond to the total return performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geoade, a subadvisor to the fund.

JPMorgan U.S. Large Cap Core Equity Portfolio(2)	Long-term capital growth	Large core	The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investment of large-cap U.S. companies. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The fund seeks long-term capital growth by investing primarily in equity securities. This is a moderately aggressive investment. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VIP Large Cap Growth Portfolio	Long-term capital growth	Large growth	Invests primarily in equity securities of U.S. companies. The Portfolio focuses on a relatively small number of intensively research companies. AllianceBernstein tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P..

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The fund invests primarily in various common stocks issued by companies that the advisor believes have above-average growth potential, measured by earnings or revenue. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Large Company Growth Portfolio(3)	Long-term capital growth	Large growth	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	Invests primarily in a diversified portfolio of equity securities of small-to mid capitalization U.S. companies. For purposes of this policy “small to mid capitalization companies” are those that, at the time of investment, fall within the capitalization range between the small company on the Russell 2500 Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500 Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio’s investment policies emphasize investment in companies that are determined by AllianceBernstein to be undervalued, using the fundamental value approach of AllianceBernstein. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Appreciation Fund®(1)(3)(5)	Long-term capital growth	Medium value	The investment objective of the Ariel Appreciation Fund is long term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $2.5 billion and $15 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Appreciation Fund is advised by Ariel Capital Management, LLC.

Ariel Fund®(1)(3)	Long-term capital growth	Small value	The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $1 billion and $5 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Fund is advised by Ariel Capital Management, LLC.

Name	Objective	Investment Type	Investment Strategy and Adviser

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares(2)	Long-term capital growth	Medium core	Seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index (S&P 400). The Dreyfus Investment Portfolio: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	Invests at least 80% of total assets in common stocks of domestic companies with medium market capitalization. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(3)	Long-term capital growth	Medium core	Invests 80% of its assets in companies with small and medium capitalizations. The fund targets U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

The Delaware VIP Growth Opportunities Series — Service Shares	Long-term capital growth	Medium growth	The Delaware Growth Opportunities Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series’ investment. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(2)	Capital appreciation	Medium growth	Seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies from which the fund managers expect above-average earnings growth. The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Vista Fund (IB Shares)	Capital growth	Medium growth	Invests primarily in stocks of mid-sized companies believed to offer above-average growth potential and whose earnings are likely to increase over time. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery FundSM	Long-term capital appreciation	Medium growth	Invests in equity securities of small- and medium-capitalization companies that Wells Fargo believes offer favorable opportunities for growth. Wells Fargo defines small-and medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest capitalization in the Russell Midcap® Index. The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management,.

Name	Objective	Investment Type	Investment Strategy and Adviser

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	Invests in small-cap companies using a disciplined value approach. The manager believes that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Small value	Seeks to provide investment results of a portfolio with publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Small Cap Stock Index Portfolio

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	Long-term capital growth	Small core	The fund sees long-term growth of capital. The fund seeks this objective through a broadly diversified portfolio of equity investment in U.S. issuers. The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Neuberger Berman Genesis Fund — Advisor Class(3)	Capital growth	Small core	Invests mainly in common stocks of small-capitalization companies. The managers look for undervalued companies whose current product lines and balance sheets are strong. Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio	Long-term capital growth	Small growth	The portfolio generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For these purposes “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization. Normally, the Portfolio invests in about 100-125 companies. The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	Invests primarily in stocks of small growth-oriented or emerging companies that, in the management team’s view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)	Long-term capital growth	Small growth	Invests substantially all assets in equities of small-cap, growth companies. The fund purchases stocks from the growth portion of the small-cap universe of the Wilshire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	Invests in small cap equity securities (less than $2.5 billion at the time of investment) considered to have earnings growth potential. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	Invests at least 80% of total assets in foreign securities. The fund normally invests primarily in common stocks. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	Seeks long-term capital growth primarily through diversified holding of marketable foreign equity investments. Invests in the stock of large, well-managed, non-U.S. companies. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities that the subadviser determines are socially responsible. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Cohen & Steers VIF Realty Fund, Inc.	Current income/Capital appreciation	Real estate	The Fund typically invests at least 80% of its total assets in real estate securities such as real estate investment trusts (REITs). The Cohen & Steers VIF Realty Fund is advised by Cohen & Steers Capital Management, Inc.

Phoenix — Duff and Phelps Real Estate Securities Series

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	Invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on low-quality debt securities. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	Invests in U.S. dollar-denominated investment-grade bonds. The fund invests across different market sectors and maturities. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT Income Fund	Current income	Bond	Seeks to achieve a long-term total rate of return in excess of U.S. bond market over a full-market cycle. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Investment Strategy and Adviser

Wilshire VIT Short-Term Investment Fund	Current income/Preservation of capital	Bond	Seeks to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Wilshire VIT Balanced Fund(4)	Capital growth/Current income	Balanced	Seeks to realize a high, long-term total rate of return consistent with prudent investment risks. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The fund invests in high-quality, short-term securities with maturities of 13 months or less. The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates.

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	On or after May 1, 2006 Contract Owners generally may not begin or increase premium payments or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio:  Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	Each of these Underlying funds is considered a “fund of funds.” This means that the Underlying Fund purchase shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(5)	The following Subaccounts are not available as investment options for Contracts issued on or after September 1, 2008. Owners of Contracts issued before September 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net premium to the following Subaccounts, existing Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds — We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying

Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle fund (“Lifecycle funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contracts

Contract Owners’ Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity Products and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a 457(b) Contract the employer purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

Applications are to be sent to HMLIC’s Home Office. If Your application is complete and has been received at Our Home Office, We will issue Your Contract. Any initial premium received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or purchase payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Taxation of Qualified Plans — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premium Payments — All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office unless a future date is requested.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the annuity date as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new transfers are allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Annuity Date.

The transfers will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new dollar cost averaging programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, no new rebalancing programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office. See “Other Information — Forms Availability.”

On and after May 1, 2006, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after September 1, 2008, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the

Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect ) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from 403(b) Contracts, 457(b) or 401 Contracts except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (877) 832-3785. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are not sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC’s Home Office, or at the next computed value following receipt of a valid request at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice May Be Provided By Writing To HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. Maximum Solutions II does not have an annual maintenance fee.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E FEE”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.

Surrender Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC’s Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC’s Home Office. Your Net Premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See “Other Information — Forms Availability” and “Tax Consequences.”

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a variable basis unless otherwise stated.

Life Annuity With Payments Guaranteed for Life Only, 10, 15, or 20 Years  — Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments and may have tax consequences. Surrender charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.

Joint and Survivor Annuity — Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of mortality or expense experience.

Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Assumed Interest Rate

The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value

The Annuity Unit Value for the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund and Wilshire VIT Income Fund Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Variable Solutions II — Individual Flexible Premium Deferred Variable Annuity ( This product is no longer available for sale) (IC-450000)

Minimum Contribution	$25 per month
Annual Maintenance Fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M & E fee	1.25%
Death Benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value; or
2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges
During Contract Year	Surrender Charge%

1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%

Maximum Solutions II — Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)

Minimum Contribution	$50,000
Annual Maintenance Fee	None
M & E fee	0.95%
Death Benefit	If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:
1. the Total Accumulation Value; or
2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.
If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
1. the Total Accumulation Value; or
2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges
During Contract Year	Surrender Charge%

1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.

Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.

General Requirements

Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. Contributions in certain Qualified Plans may also be tax-deferred.

Withdrawals — When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to the amount of income in the Contract. The income in the Contract is the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal of all of the balance of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract. If the Contract is a Qualified Plan, amounts withdrawn are subject to tax based upon the ratio of income in the Contract to the Total Accumulation Value immediately before the distribution.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under an annuity Contract, some or all of each annuity payment is generally taxed as ordinary income, while a portion may not be taxed. The non-taxable portion of an annuity payment, if any, is generally determined in a manner that is designed to allow You to recover Your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.

Required Distributions Upon Death of the Contract Owner — Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner’s interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Death Benefit Proceeds — Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. You should consult with a tax adviser with regard to applicable withholding rules.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Taxation of Qualified Plans

Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

Contribution Limitations and General Requirements Applicable to Qualified Plans

Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2008 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have

15 years of service with his or her current employer. Additional catch-up amounts, $5,000 in 2008, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2008 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2008, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2008, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $53,000 and $63,000 for single filers and between $85,000 and $105,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $159,000 and $169,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2008. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2008. Both the annual and catch-up contributions are indexed for inflation after 2008. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (Simple IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2008 (indexed for inflation after 2008). As with traditional IRAs, additional contributions are allowed for individual’s age 50 and older, $2,500 for 2008. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.

Roth IRAS — Annual contributions to a Roth IRA are limited to $5,000 for 2008 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2008. Both the annual and catch-up contributions are indexed for inflation after 2008. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $101,000 and $116,000 for single taxpayers and those taxpayers filing Head of Household, between $159,000 and $169,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA if the Contract Owner’s AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2008 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2008. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2008. An additional special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth Contributions (401(k) Roth Contributions). 401(k) Roth Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. 401(k) Roth Contributions are includable in income in the year contributed.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new Contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, regulations issued in 2007 require all Section 403(b) annuities to be maintained under an employer’s plan and define a transfer as the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange as the movement of all or some portion of the balance in a 403(b) annuity between investment options in the same employer’s 403(b) plan. The regulations are generally effective January 1, 2009, with some exceptions, but the employer may elect to adopt a written plan document and otherwise comply with the regulations on an earlier date. In addition, exchanges on or after September 24, 2007 must meet specific criteria in order to be tax-free. You should consult with your tax advisor for additional guidance on transfers and exchanges.

Taxation of Contract Benefits — Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a client may receive a distribution of after-tax contributions at any time.

Contract Transactions for Qualified Plans

A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA’s and most distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8) in limited circumstances to a reservist called to active duty between September 11, 2001 , and December 31, 2008. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than an Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under mandatory distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.

Possible Tax Law Changes — Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents of the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2008 for the Separate Account

Please Mail the above document to:
(Name)
(Address)
(City/State/Zip)

Appendix A; Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965. The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

1.25 M & E

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
AllianceBernstein Large Growth Portfolio	12/31/2007	$25.71		$28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349
	12/31/2002	25.94		17.71	499,185
	12/31/2001	31.81		25.94	344,424
	12/31/2000	40.86	*	31.81	127,242

AllianceBernstein VPS Fund, Inc. Small/Mid Cap value Portfolio	12/31/2007	$19.24		$19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2007	$13.26		$14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

Ariel Fund®(1)(3)	12/31/2007	$59.06		$57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642
	12/31/2002	38.11		35.69	236,427
	12/31/2001	34.63	*	38.11	61,005

Ariel Appreciation Fund®(1)(3)(4)	12/31/2007	$53.45		$52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684
	12/31/2002	37.51		33.20	380,634
	12/31/2001	34.01	*	37.51	105,004

Cohen and Steers VIF Realty Fund	12/31/2007	$15.84		$12.60	246,856
	12/31/2006	12.89	*	15.84	100,793

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Davis Value Portfolio	12/31/2007	$14.15		$14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070
	12/31/2002	9.80		8.10	364,544
	12/31/2001	11.08		9.80	321,139
	12/31/2000	11.55	*	11.08	132,825

Delaware VIP Growth Opportunities Service Class	12/31/2007	$18.06		$20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP Trend Series Service Class	12/31/2007	$33.45		$36.50	19,740
	12/31/2006	31.56		33.45	13,832
	12/31/2005	30.25		31.56	8,908
	12/31/2004	28.68	*	30.25	1,560

Dreyfus Midcap Stock Service Shares(2)	12/31/2007	$20.48		$20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905
	12/31/2004	16.01	*	17.90	8,834

Fidelity VIP Growth Portfolio	12/31/2007	$35.50		$44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345
	12/31/2002	35.27		24.28	568,965
	12/31/2001	43.48		35.27	390,031
	12/31/2000	53.19	*	43.48	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2007	$16.85		$18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327
	12/31/2002	13.66		11.22	323,437
	12/31/2001	15.20		13.66	211,580
	12/31/2000	16.04	*	15.20	54,943

Fidelity VIP High Income Portfolio	12/31/2007	$10.82		$10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838
	12/31/2002	7.08		7.23	83,910
	12/31/2001	8.15		7.08	52,829
	12/31/2000	9.92	*	8.15	31,556

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Fidelity VIP Index 500 Portfolio	12/31/2007	$160.32		$166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115
	12/31/2002	128.98		98.76	143,919
	12/31/2001	148.95		128.98	89,888
	12/31/2000	169.89	*	148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2007	$16.07		$16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200
	12/31/2002	13.39		14.56	578,933
	12/31/2001	12.54		13.39	240,969
	12/31/2000	12.03	*	12.54	21,897

Fidelity VIP Mid Cap Portfolio	12/31/2007	$37.31		$42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087
	12/31/2002	19.30		17.15	644,149
	12/31/2001	20.25		19.30	529,851
	12/31/2000	20.04	*	20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2007	$26.27		$30.37	1,188,248
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324
	12/31/2002	15.50		12.17	293,133
	12/31/2001	19.91		15.50	200,060
	12/31/2000	23.33	*	19.91	71,864

Goldman Sachs VIT Core Small Cap Equity Fund(4)	12/31/2007	$17.43		$14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

J.P. Morgan U.S. Disciplined Equity Portfolio(2)	12/31/2007	$15.22		$15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265
	12/31/2004	12.21		13.21	1,071,858
	12/31/2003	9.65		12.21	859,650
	12/31/2002	12.97		9.65	644,912
	12/31/2001	14.90		12.97	410,417
	12/31/2000	17.20	*	14.90	125,348

Lord Abbett Series Fund Growth Opportunities(2)	12/31/2007	$14.54		$17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028
	12/31/2004	12.08	*	13.21	21,837

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Neuberger Berman Genesis Fund(3)	12/31/2007	$33.60		$40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551
	12/31/2002	19.14		18.30	369,727
	12/31/2001	17.35		19.14	204,094
	12/31/2000	15.88	*	17.35	15,000

Putnam VT Vista Fund	12/31/2007	$15.61		$16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260
	12/31/2002	12.82		8.78	354,292
	12/31/2001	19.52		12.82	312,576
	12/31/2000	24.81	*	19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(3)	12/31/2007	$45.92		$55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482
	12/31/2002	26.41		20.86	182,294
	12/31/2001	27.84		26.41	129,167
	12/31/2000	30.31	*	27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2007	$11.52		$11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2007	$25.44		$25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2007	$1.02		$1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)sm	12/31/2007	$16.10		$19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282
	12/31/2002	17.61		10.86	351,842
	12/31/2001	25.76		17.61	264,967
	12/31/2000	36.15	*	25.76	130,119

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Dow Jones Wilshire 5000 Index Portfolio Institutional(3)	12/31/2007	$11.98		$12.42	1,698,242
	12/31/2006	10.58		11.98	1,771,782
	12/31/2005	10.12		10.58	1,780,697
	12/31/2004	9.18		10.12	1,893,301
	12/31/2003	7.15		9.18	1,839,959
	12/31/2002	9.17		7.15	1,741,166
	12/31/2001	10.47		9.17	1,697,179
	12/31/2000	12.18	*	10.47	1,388,165

Dow Jones Wilshire 5000 Index Portfolio Investment(3)	12/31/2007	$11.79		$12.10	1,144,141
	12/31/2006	10.34		11.79	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140
	12/31/2002	9.07		7.06	317,084
	12/31/2001	10.38		9.07	184,599
	12/31/2000	12.16	*	10.38	36,476

Wilshire Large Co. Growth Portfolio Institutional(3)	12/31/2007	$35.00		$40.38	605,843
	12/31/2006	33.64		35.00	650,673
	12/31/2005	31.29		33.64	667,289
	12/31/2004	29.59		31.29	676,482
	12/31/2003	23.61		29.59	648,362
	12/31/2002	30.49		23.61	595,185
	12/31/2001	36.90		30.49	581,736
	12/31/2000	46.14	*	36.90	446,567

Wilshire Large Co. Growth Portfolio Investment(3)	12/31/2007	$34.06		$39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477
	12/31/2004	29.11		30.67	284,345
	12/31/2003	23.31		29.11	204,673
	12/31/2002	30.17		23.31	142,169
	12/31/2001	36.63		30.17	84,544
	12/31/2000	45.85	*	36.63	15,529

Wilshire Large Co. Value Portfolio Investment(3)	12/31/2007	$30.42		$29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983
	12/31/2004	21.60		24.09	686,425
	12/31/2003	17.02		21.60	576,488
	12/31/2002	20.82		17.02	443,150
	12/31/2001	21.34		20.82	253,308
	12/31/2000	20.06	*	21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(2)(3)	12/31/2007	$22.69		$24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432
	12/31/2002	15.19		12.91	58,508
	12/31/2001	15.87		15.19	25,816
	12/31/2000	17.80	*	15.87	7,467

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Wilshire Small Co. Value Portfolio Investment(3)	12/31/2007	$29.00		$27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100
	12/31/2002	15.88		14.43	111,169
	12/31/2001	13.72		15.88	77,121
	12/31/2000	12.34	*	13.72	5,681

Wilshire VIT 2010 Aggressive Fund	12/31/2007	$10.45		$10.81	77,329
	12/31/2006	9.97	*	10.45	13,750

Wilshire VIT 2010 Conservative Fund	12/31/2007	$10.38		$10.67	79,024
	12/31/2006	9.99	*	10.38	31,465

Wilshire VIT 2010 Moderate Fund	12/31/2007	$10.39		$10.74	171,885
	12/31/2006	9.98	*	10.39	25,772

Wilshire VIT 2015 Moderate Fund	12/31/2007	$10.46		$10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 Moderate Fund	12/31/2007	$10.52		$10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 Moderate Fund	12/31/2007	$10.49		$10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT 2045 Moderate Fund	12/31/2007	$10.51		$10.83	133,165
	12/31/2006	9.96	*	10.51	21,200

Wilshire VIT Balanced Fund	12/31/2007	$22.55		$22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,275
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082
	12/31/2002	17.38		15.74	14,684,684
	12/31/2001	17.42		17.38	16,148,759
	12/31/2000	17.27		17.42	17,434,293
	12/31/1999	18.90		17.27	22,591,194
	12/31/1998	19.82		18.90	21,781,222
	12/31/1997	18.94		19.82	18,709,483
	12/31/1996	18.00		18.94	15,151,785

Wilshire VIT Equity Fund	12/31/2007	$25.93		$26.17	10,027,045
	12/31/2006	22.45		25.93	10,978,177
	12/31/2005	21.47		22.45	12,143,394
	12/31/2004	19.74		21.47	13,354,870
	12/31/2003	15.67		19.74	14,334,218
	12/31/2002	19.69		15.67	15,070,307
	12/31/2001	20.82		19.69	16,474,940
	12/31/2000	21.92		20.82	17,693,804
	12/31/1999	24.34		21.92	22,490,546
	12/31/1998	25.66		24.34	22,401,337
	12/31/1997	23.76		25.66	18,317,985
	12/31/1996	21.66		23.76	13,503,527

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Wilshire VIT Income Fund	12/31/2007	$17.49		$18.00	1,230,297
	12/31/2006	17.03		17.49	1,245,617
	12/31/2005	16.91		17.03	1,260,463
	12/31/2004	16.32		16.91	1,201,525
	12/31/2003	15.39		16.32	1,128,161
	12/31/2002	14.27		15.39	1,105,681
	12/31/2001	13.27		14.27	896,686
	12/31/2000	12.24		13.27	806,285
	12/31/1999	13.24		12.24	1,032,770
	12/31/1998	13.00		13.24	1,006,166
	12/31/1997	12.69		13.00	718,041
	12/31/1996	13.03		12.69	817,803

Wilshire VIT International Equity Fund	12/31/2007	$15.51		$16.66	2,877,828
	12/31/2006	12.69		15.51	2,897,834
	12/31/2005	11.67		12.69	2,985,537
	12/31/2004	10.68		11.67	3,034,963
	12/31/2003	8.16		10.68	3,018,220
	12/31/2002	10.46		8.16	2,911,478
	12/31/2001	14.39		10.46	2,877,968
	12/31/2000	17.52		14.39	2,621,364
	12/31/1999	12.13		17.52	1,298,573
	12/31/1998	10.27		12.13	758,622
	12/31/1997	10.00	*	10.27	451,401

Wilshire VIT Short-Term Investment Fund	12/31/2007	$11.41		$11.82	239,313
	12/31/2006	10.98		11.41	239,483
	12/31/2005	10.84		10.98	233,981
	12/31/2004	10.85		10.84	248,645
	12/31/2003	10.87		10.85	400,991
	12/31/2002	10.82		10.87	351,839
	12/31/2001	10.42		10.82	209,583
	12/31/2000	9.89		10.42	174,299
	12/31/1999	9.98		9.89	143,624
	12/31/1998	9.99		9.98	125,460
	12/31/1997	10.03		9.99	114,103
	12/31/1996	10.00		10.03	112,004

Wilshire VIT Small Cap Growth Fund	12/31/2007	$13.38		$15.06	3,318,273
	12/31/2006	12.17		13.38	3,585,367
	12/31/2005	11.88		12.17	3,884,610
	12/31/2004	11.52		11.88	4,241,664
	12/31/2003	7.33		11.52	4,454,821
	12/31/2002	12.16		7.33	4,309,422
	12/31/2001	17.54		12.16	4,343,366
	12/31/2000	19.76		17.54	4,245,836
	12/31/1999	12.38		19.76	2,731,955
	12/31/1998	11.70		12.38	2,063,019
	12/31/1997	10.00	*	11.70	1,219,124

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period
Wilshire VIT Socially Responsible Fund	12/31/2007	$20.53		$19.74	3,955,740
	12/31/2006	17.25		20.53	4,147,538
	12/31/2005	16.61		17.25	4,346,986
	12/31/2004	14.85		16.61	4,566,563
	12/31/2003	11.70		14.85	4,696,964
	12/31/2002	13.70		11.70	4,762,269
	12/31/2001	14.96		13.70	4,931,921
	12/31/2000	13.81		14.96	4,744,087
	12/31/1999	12.99		13.81	4,001,791
	12/31/1998	12.10		12.99	2,513,258
	12/31/1997	10.00	*	12.10	692,571
* Inception of the funds.

.95 M & E

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

AllianceBernstein Large Growth Portfolio	12/31/2007	$26.06		$29.33	70,482
	12/31/2006	26.48		26.06	72,782
	12/31/2005	23.28		26.48	53,264
	12/31/2004	21.69		23.28	40,081
	12/31/2003	17.75		21.69	29,049
	12/31/2002	25.91		17.75	23,199
	12/31/2001	31.75		25.91	12,501
	12/31/2000	40.89	*	31.75	7

AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio	12/31/2007	$19.27		$19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2007	$13.30		$14.98	4,228
	12/31/2006	14.00	*	13.30	423

Ariel Fund®(1)(3)	12/31/2007	$60.04		$58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472
	12/31/2004	45.47		54.94	36,450
	12/31/2003	35.85		45.47	29,904
	12/31/2002	38.17		35.85	18,763
	12/31/2001	34.63	*	38.17	4,458

Ariel Appreciation Fund®(1)(3)(4)	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006
	12/31/2004	43.27		48.48	52,986
	12/31/2003	33.35		43.27	44,994
	12/31/2002	37.56		33.35	29,898
	12/31/2001	34.01	*	37.56	10,787

Cohen and Steers VIF Realty Fund	12/31/2007	$15.85		$12.64	47,412
	12/31/2006	12.89	*	15.85	12,014

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

Davis Value Portfolio	12/31/2007	$14.53		$15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528
	12/31/2004	10.57		11.77	42,859
	12/31/2003	8.23		10.57	31,038
	12/31/2002	9.92		8.23	20,359
	12/31/2001	11.18		9.92	11,198
	12/31/2000	11.55	*	11.18	19

Delaware VIP Growth Opportunities Service Class	12/31/2007	$18.20		$20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905
	12/31/2004	14.31	*	15.72	51

Delaware VIP Trend Series Service Class	12/31/2007	$33.72		$36.89	5,410
	12/31/2006	31.71		33.72	4,091
	12/31/2005	30.31		31.71	3,183
	12/31/2004	28.67	*	30.31	715

Dreyfus Midcap Stock Service Shares	12/31/2007	$20.64		$20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119
	12/31/2004	16.01	*	17.93	742

Fidelity VIP Growth Portfolio	12/31/2007	$36.07		$45.25	69,579
	12/31/2006	34.16		36.07	62,534
	12/31/2005	32.69		34.16	58,033
	12/31/2004	32.00		32.69	48,757
	12/31/2003	24.37		32.00	35,305
	12/31/2002	35.30		24.37	26,663
	12/31/2001	43.47		35.30	13,526
	12/31/2000	53.21	*	43.47	281

Fidelity VIP Growth & Income Portfolio	12/31/2007	$17.16		$19.02	92,602
	12/31/2006	15.35		17.16	88,182
	12/31/2005	14.43		15.35	75,258
	12/31/2004	13.80		14.43	70,814
	12/31/2003	11.29		13.80	46,875
	12/31/2002	13.71		11.29	29,768
	12/31/2001	15.21		13.71	14,848
	12/31/2000	16.05	*	15.21	13

Fidelity VIP High Income Portfolio	12/31/2007	$11.07		$11.24	72,371
	12/31/2006	10.07		11.07	60,305
	12/31/2005	9.93		10.07	53,858
	12/31/2004	9.17		9.93	37,187
	12/31/2003	7.30		9.17	20,271
	12/31/2002	7.13		7.30	6,238
	12/31/2001	8.16		7.13	4,470
	12/31/2000	9.93	*	8.16	20

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

Fidelity VIP Index 500 Portfolio	12/31/2007	$158.35		$164.99	29,172
	12/31/2006	138.47		158.35	27,106
	12/31/2005	133.70		138.47	20,081
	12/31/2004	122.32		133.70	14,943
	12/31/2003	96.39		122.32	9,918
	12/31/2002	125.50		96.39	7,204
	12/31/2001	148.04		125.50	3,528
	12/31/2000	169.94	*	148.04	157

Fidelity VIP Investment Grade Bond Portfolio	12/31/2007	$16.32		$16.83	179,688
	12/31/2006	15.82		16.32	166,443
	12/31/2005	15.67		15.82	150,226
	12/31/2004	15.19		15.67	117,712
	12/31/2003	14.61		15.19	156,734
	12/31/2002	13.40		14.61	98,191
	12/31/2001	12.53		13.40	42,626
	12/31/2000	12.03	*	12.53	17

Fidelity VIP Mid Cap Portfolio	12/31/2007	$37.99		$43.41	84,821
	12/31/2006	34.12		37.99	80,760
	12/31/2005	29.19		34.12	65,985
	12/31/2004	23.64		29.19	44,701
	12/31/2003	17.26		23.64	32,778
	12/31/2002	19.36		17.26	29,139
	12/31/2001	20.26		19.36	20,979
	12/31/2000	20.05	*	20.26	1,213

Fidelity VIP Overseas Portfolio	12/31/2007	$26.78		$31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211
	12/31/2004	17.38		19.50	38,468
	12/31/2003	12.26		17.38	22,585
	12/31/2002	15.56		12.26	15,209
	12/31/2001	19.93		15.56	9,673
	12/31/2000	23.34	*	19.93	572

Goldman Sachs VIT Core Small Cap Equity Fund(4)	12/31/2007	$17.56		$14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497
	12/31/2004	13.12	*	15.03	593

J.P. Morgan U.S. Disciplined Equity Portfolio(2)	12/31/2007	$15.52		$15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192
	12/31/2004	12.35		13.39	71,779
	12/31/2003	9.72		12.35	55,608
	12/31/2002	13.02		9.72	45,143
	12/31/2001	14.93		13.02	20,830
	12/31/2000	17.21	*	14.93	13

Lord Abbett Series Fund Growth Opportunities(2)	12/31/2007	$14.66		$17.61	16,015
	12/31/2006	13.72		14.66	16,002
	12/31/2005	13.23		13.72	9,405
	12/31/2004	12.08	*	13.23	578

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

Neuberger Berman Genesis Fund(3)	12/31/2007	$33.97		$40.89	80,592
	12/31/2006	32.06		33.97	76,885
	12/31/2005	27.90		32.06	58,628
	12/31/2004	23.79		27.90	48,790
	12/31/2003	18.28		23.79	40,775
	12/31/2002	19.07		18.28	40,191
	12/31/2001	17.34		19.07	24,204
	12/31/2000	15.89	*	17.34	13

Putnam VT Vista Fund	12/31/2007	$15.91		$16.36	30,306
	12/31/2006	15.23		15.91	30,904
	12/31/2005	13.71		15.23	31,830
	12/31/2004	11.67		13.71	30,018
	12/31/2003	8.84		11.67	26,032
	12/31/2002	12.87		8.84	20,926
	12/31/2001	19.54		12.87	13,012
	12/31/2000	24.83	*	19.54	25

Rainier Small/Mid Cap Equity Portfolio(3)	12/31/2007	$46.76		$56.27	45,227
	12/31/2006	41.16		46.76	39,405
	12/31/2005	35.36		41.16	29,713
	12/31/2004	30.41		35.36	23,948
	12/31/2003	20.99		30.41	16,316
	12/31/2002	26.50		20.99	11,865
	12/31/2001	27.84		26.50	6,305
	12/31/2000	30.33	*	27.84	135

Royce Capital Fund Small Cap Portfolio	12/31/2007	$11.61		$11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787
	12/31/2004	8.17	*	9.43	8,074

T. Rowe Price Equity Income Portfolio VIP II	12/31/2007	$25.44		$25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

T. Rowe Price Prime Reserve Portfolio	12/31/2007	$1.02		$1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)sm	12/31/2007	$16.18		$19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096
	12/31/2004	14.49		17.10	20,742
	12/31/2003	10.90		14.49	16,205
	12/31/2002	17.62		10.90	16,672
	12/31/2001	25.78		17.62	11,330
	12/31/2000	36.17		25.78	465

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

Dow Jones Wilshire 5000 Index Portfolio Institutional(3)	12/31/2007	$12.21		$12.69	7,219
	12/31/2006	10.75		12.21	14,110
	12/31/2005	10.25		10.75	19,470
	12/31/2004	9.28		10.25	27,641
	12/31/2003	7.20		9.28	30,497
	12/31/2002	9.21		7.20	30,384
	12/31/2001	10.48		9.21	36,238
	12/31/2000	12.18	*	10.48	25,071

Dow Jones Wilshire 5000 Index Portfolio Investment(3)	12/31/2007	$11.98		$12.43	179,822
	12/31/2006	10.57		11.98	171,006
	12/31/2005	10.10		10.57	137,378
	12/31/2004	9.17		10.10	100,788
	12/31/2003	7.14		9.17	68,856
	12/31/2002	9.17		7.14	48,780
	12/31/2001	10.46		9.17	29,246
	12/31/2000	12.16	*	10.46	30

Wilshire Large Co. Growth Portfolio Institutional(3)	12/31/2007	$35.67		$41.28	1,813
	12/31/2006	34.18		35.67	2,319
	12/31/2005	31.70		34.18	2,352
	12/31/2004	29.89		31.70	2,949
	12/31/2003	23.78		29.89	3,549
	12/31/2002	30.61		23.78	3,019
	12/31/2001	36.94		30.61	4,308
	12/31/2000	46.14	*	36.94	4,218

Wilshire Large Co. Growth Portfolio Investment(3)	12/31/2007	$34.66		$39.94	58,391
	12/31/2006	33.33		34.66	55,721
	12/31/2005	31.03		33.33	47,350
	12/31/2004	29.35		31.03	39,972
	12/31/2003	23.43		29.35	23,340
	12/31/2002	30.24		23.43	18,111
	12/31/2001	36.60		30.24	14,979
	12/31/2000	45.86	*	36.60	10

Wilshire Large Co. Value Portfolio Investment(3)	12/31/2007	$30.97		$30.07	95,413
	12/31/2006	26.38		30.97	83,914
	12/31/2005	24.38		26.38	64,549
	12/31/2004	21.80		24.38	42,668
	12/31/2003	17.12		21.80	35,162
	12/31/2002	20.89		17.12	29,030
	12/31/2001	21.34		20.89	12,739
	12/31/2000	20.06	*	21.34	14

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

Wilshire Small Co. Growth Portfolio Investment(2)(3)	12/31/2007	$23.76		$25.50	14,747
	12/31/2006	21.58		23.76	16,381
	12/31/2005	21.02		21.58	15,551
	12/31/2004	18.13		21.02	8,713
	12/31/2003	13.36		18.13	7,681
	12/31/2002	15.67		13.36	6,832
	12/31/2001	16.30		15.67	2,303
	12/31/2000	17.80	*	16.30	12

Wilshire Small Co. Value Portfolio Investment(3)	12/31/2007	$29.43		$28.06	9,755
	12/31/2006	24.83		29.43	9,985
	12/31/2005	23.52		24.83	10,605
	12/31/2004	19.55		23.52	9,258
	12/31/2003	14.47		19.55	7,966
	12/31/2002	15.88		14.47	3,884
	12/31/2001	13.70		15.88	2,710
	12/31/2000	12.34	*	13.70	16

Wilshire VIT 2010 Aggressive Fund	12/31/2007	$10.47		$10.81	16,356
	12/31/2006	9.97	*	10.47	876

Wilshire VIT 2010 Conservative Fund	12/31/2007	$10.39		$10.72	4,605
	12/31/2006	9.98	*	10.39	44

Wilshire VIT 2010 Moderate Fund	12/31/2007	$10.40		$10.78	45,354
	12/31/2006	9.98	*	10.40	3,390

Wilshire VIT 2015 Moderate Fund	12/31/2007	$10.47		$10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 Moderate Fund	12/31/2007	$10.53		$10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 Moderate Fund	12/31/2007	$10.50		$10.91	49,812
	12/31/2006	9.96	*	10.50	43

Wilshire VIT 2045 Moderate Fund	12/31/2007	$10.52		$10.87	6,056
	12/31/2006	9.96	*	10.52	5,944

Wilshire VIT Balanced Fund	12/31/2007	$22.99		$23.47	120,047
	12/31/2006	20.79		22.99	110,505
	12/31/2005	20.13		20.79	85,774
	12/31/2004	18.78		20.13	73,428
	12/31/2003	15.86		18.78	58,242
	12/31/2002	17.45		15.86	46,279
	12/31/2001	17.44		17.45	27,817
	12/31/2000	17.54	*	17.44	5,361

		Accumulation		Accumulation
		Unit Value		Unit Value	Accumulation Units
		Beginning of		End of	Outstanding
Subaccount	Year Ended	Period		Period	End of Period

Wilshire VIT Equity Fund	12/31/2007	$26.43		$26.76	75,122
	12/31/2006	22.81		26.43	64,705
	12/31/2005	21.76		22.81	49,380
	12/31/2004	19.94		21.76	55,483
	12/31/2003	15.78		19.94	39,475
	12/31/2002	19.77		15.78	32,968
	12/31/2001	20.84		19.77	22,694
	12/31/2000	21.68	*	20.84	6,127

Wilshire VIT Income Fund	12/31/2007	$17.83		$18.41	123,454
	12/31/2006	17.31		17.83	131,946
	12/31/2005	17.14		17.31	112,891
	12/31/2004	16.48		17.14	89,316
	12/31/2003	15.50		16.48	74,253
	12/31/2002	14.33		15.50	77,267
	12/31/2001	13.29		14.33	34,651
	12/31/2000	12.83	*	13.29	5,308

Wilshire VIT International Equity Fund	12/31/2007	$15.81		$17.03	76,793
	12/31/2006	12.90		15.81	68,365
	12/31/2005	11.82		12.90	61,563
	12/31/2004	10.79		11.82	61,609
	12/31/2003	8.22		10.79	51,642
	12/31/2002	10.51		8.22	53,922
	12/31/2001	14.41		10.51	52,642
	12/31/2000	15.72	*	14.41	9,695

Wilshire VIT Short-Term Investment Fund	12/31/2007	$11.63		$12.08	19,197
	12/31/2006	11.16		11.63	22,365
	12/31/2005	10.99		11.16	23,645
	12/31/2004	10.96		10.99	20,983
	12/31/2003	10.95		10.96	26,379
	12/31/2002	10.87		10.95	15,511
	12/31/2001	10.43		10.87	27,535
	12/31/2000	10.27	*	10.43	2,537

Wilshire VIT Small Cap Growth Fund	12/31/2007	$13.64		$15.39	34,765
	12/31/2006	12.37		13.64	40,374
	12/31/2005	12.04		12.37	46,375
	12/31/2004	11.64		12.04	51,453
	12/31/2003	7.38		11.64	44,578
	12/31/2002	12.21		7.38	46,294
	12/31/2001	17.56		12.21	44,751
	12/31/2000	21.58	*	17.56	11,168

Wilshire VIT Socially Responsible Fund	12/31/2007	$20.93		$20.18	63,074
	12/31/2006	17.53		20.93	50,762
	12/31/2005	16.83		17.53	44,581
	12/31/2004	15.00		16.83	39,075
	12/31/2003	11.78		15.00	35,389
	12/31/2002	13.75		11.78	32,024
	12/31/2001	14.98		13.75	29,034
	12/31/2000	14.22	*	14.98	3,504
* Inception of the funds.

(1)	These Subaccounts are not available as investment options in a 457(b) Contract.

(2)	On or After May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio:  Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	The following Subaccounts are not available as investment options for Contracts issued on or after September 1, 2008. Owners of Contracts issued before September 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, existing Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

*    Inception price on date Underlying Fund was added to the Separate Account.

May 1, 2008
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AND HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for single premium or flexible premium Variable annuity Contracts dated May 1, 2008. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3275, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2008

GENERAL INFORMATION AND HISTORY
TOPICPAGE

General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
TAX STATUS OF THE CONTRACTS
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements—The Internal Revenue Code (“Code”) requires that the investments of the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuity contracts for federal income tax purposes. We intend that each Subaccount, through the Underlying Fund in which it invests, will satisfy these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Required Distributions—To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that (a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner’s death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner’s death. These requirements will be considered satisfied as to any portion of a contract owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner’s death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.

Contracts providing non-qualified retirement annuities (i.e., Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Contracts sold as investment vehicles for Qualified Plans.
UNDERWRITER
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2007, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respecptive reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof:(1)
Horace Mann Life Insurance Company Separate Account
     -Report of Independent Registered Public Accounting Firm, dated
     -Statements of Net Assets — December 31, 2007
     -Statements of Operations — For the Year Ended December 31, 2007
     -Statements of Changes in Net Assets For the Year Ended December 31, 2007
     -Statements of Changes in Net Assets For the Year Ended December 31, 2006
     -Notes to Financial Statements — December 31, 2007
Horace Mann Life Insurance Company
     -Report of Independent Registered Public Accounting Firm, dated
     -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2007 and 2006
     -Statutory Statements of Operations — For the Years Ended December 31, 2007, 2006 and 2005
     -Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2007, 2006 and 2005
     -Statutory Statements of Cash Flow — For the Years Ended December 31, 2007, 2006 and 2005
     -Notes to Statutory Financial Statements — December 31, 2007, 2006 and 2005
(b) Exhibits

(1) Resolution of Board of Directors(1)
(2). Not Applicable
(3) Underwriting Agreement(1)
(4) Form of Variable Annuity Contract(3)
(5) Form of application
(6) Certificate of incorporation and bylaws (3)
(7)                                         Not Applicable
(8)                                                            Not Applicable
(9) Opinion and Consent of Counsel      Filed Herewith
(10) Independent Auditors Consent       To Be Filed by Amendment
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon      To be Filed by Amendment
(12) Not Applicable

(1)	Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2)	Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 76 to Form N-4 Registration Statement, dated October 1, 2003 (File No. 811-1343).

(3)	Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer
Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer
Louis G. Lower II	Director, Chairman, President & Chief Executive Officer
Paul D. Andrews	Director and Senior Vice President
Angela S. Christian	Vice President & Treasurer
Frank D’Ambra	Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners
As of January 25, 2008, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was122,380,of which 118,689 were qualified Contract Owners and 3,691 were non-qualified Contract Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Christopher M. Fehr	Director
Kenneth J. Kaufmann	President, Anti-Money Laundering Officer and Chief Compliance Officer
Peter H. Heckman	Director
Rhonda R. Armstead	Secretary
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Bret A. Conklin	Controller
Paul D. Andrews	Director
Frank D’Ambra III	Director
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2007:

Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$6,091,096	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services

     Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.
(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 28th day of February, 2008.

BY:	HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)

	By:	Horace Mann Life Insurance Company
(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ LOUIS G. LOWER II

Ann M. Caparros		Louis G. Lower II, President and
Corporate Secretary		Chief Executive Officer
of the Depositor		of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ LOUIS G. LOWER II Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	February 28, 2008

/s/ PETER H. HECKMAN Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	February 28, 2008

/s/ ANN M. CAPARROS Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	February 28, 2008

/s/ FRANK D’AMBRA Frank D’Ambra	Senior Vice President	February 28, 2008

Exhibit Index
(9) Opinion and Consent of Counsel